FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                                    issued by
                          LINCOLN BENEFIT LIFE COMPANY
                               in connection with
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
             Street Address: 2940 South 84th St., Lincoln, NE 68506
            Mailing Address: P. O. Box 82532, Lincoln, NE 68501-2532
                        Telephone Number: 1-800-525-9287

The Contract is a deferred annuity designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers twenty-five investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

Janus Aspen Series:

         Flexible Income Portfolio
         Balanced Portfolio
         Growth Portfolio
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio

Fidelity Variable Insurance Products Fund:

         Money Market Portfolio
         Equity-Income Portfolio
         Growth Portfolio
         Overseas Portfolio

Fidelity Variable Insurance Products Fund II:

         Asset Manager Portfolio
         Contrafund Portfolio
         Index 500 Portfolio

IAI Retirement Funds, Inc.:

         IAI Regional Portfolio
         IAI Balanced Portfolio
         IAI Reserve Portfolio

Federated Insurance Management Series:

         Federated Utility Fund II
         Federated Fund for U.S. Government Securities II
         Federated High Income Bond Fund II

Scudder Variable Life Investment Fund:

         Bond Portfolio
         Balanced Portfolio

Alger American Fund:
         Small Capitalization Portfolio
         MidCap Portfolio
         Growth Portfolio
         Leveraged AllCap Portfolio
         Income and Growth Portfolio


Some of the Portfolios described in this Prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are 86 years old or older before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts.

In certain states, the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group Contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the variable portion of the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2000. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 29 of this prospectus. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

This prospectus is valid only if accompanied or preceded by current prospectuses for the Portfolios listed above. If any of these prospectuses is missing or outdated, please contact us and we will send you the prospectus you need.

Please read this prospectus carefully and retain it for your future reference.

                   The date of this prospectus is May 1, 2000.

================================================================================
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                                TABLE OF CONTENTS

Definitions.........................................................3

Fee Tables..........................................................4

Examples............................................................6

Explanation of Fee Tables and Examples..............................7

Questions and Answers About Your Contract...........................8

Condensed Financial Information.....................................11

Description of the Contracts........................................11
    Summary.........................................................11
    Contract Owner..................................................11
    Annuitant.......................................................11
    Modification of the Contract....................................11
    Assignment......................................................11
    Free Look Period................................................11

Purchases and Contract Value........................................11
    Minimum Purchase Payment........................................11
    Automatic Payment Plan..........................................11
    Allocation of Purchase Payments.................................12
    Contract Value..................................................12
    Separate Account Accumulation Unit Value........................12
    Transfer During Accumulation Period.............................12
    Transfers Authorized by Telephone...............................13
    Automatic Dollar Cost Averaging Program.........................13
    Portfolio Rebalancing...........................................13

The Investment and Fixed Account Options............................14
    Separate Account Investments....................................14
         The Portfolios.............................................14
         Voting Rights..............................................16
         Substitution of Securities.................................17
    The Fixed Account...............................................17

Annuity Benefits....................................................17
    Annuity Date....................................................17
    Deferment of Payments...........................................17
    Annuity Options.................................................18
    Substantially Equal Periodic Payments...........................
    Other Options...................................................18
    Death Benefit During Annuity Period.............................19
    Variable Annuity Payments.......................................19
    Certain Employee Benefit Plans..................................19

Other Contract Benefits.............................................19
    Death Benefit ..................................................19
    Beneficiary   ..................................................20
    Contract Loans for 401(a), 401(k), and 403(b) Contracts.........20
    Withdrawals (Redemptions).......................................21
    Systematic Withdrawal Program...................................22
    ERISA Plans.....................................................22
    Minimum Contract Value..........................................22

Contract Charges....................................................22
    Mortality and Expense Risk Charge...............................23
    Administrative Charges..........................................23
         Contract Administration Charge.............................23
         Administrative Expense Charge..............................23
         Transfer Fee...............................................23
    Sales Charges...................................................23
         Withdrawal Charge..........................................23
         Free Withdrawal............................................24
         Confinement Waiver Benefit.................................24
         Waiver of Withdrawal Charge for
           Certain Qualified Plan Withdrawals.......................25
    Premium Taxes...................................................25
    Deduction for Separate Account Income Taxes.....................25
    Other Expenses..................................................25
Tax Matters.........................................................25
    Taxation of Annuities in General................................25
    Tax Qualified Contracts.........................................27
Income Tax Withholding..............................................27
    Description of Lincoln Benefit Life Company and
    the Separate Account   .........................................27
    Lincoln Benefit Life Company....................................27
    Separate Account................................................28
    State Regulation of Lincoln Benefit.............................28
    Financial Statements............................................28

Administration......................................................28
Distribution of Contracts...........................................28
Legal Proceedings...................................................29

Legal Matters.......................................................29
Registration Statement..............................................29

Table of Contents of Statement of Additional Information............29

Appendix A -- Accumulation Unit Values ...... ......................30
Appendix B -- Portfolios and Performance Data.......................33

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

                                   DEFINITIONS

Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The natural person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company ("we," "us," "our," "Lincoln Benefit Life") - Lincoln Benefit Life Company.

Contract Anniversary - Each anniversary of the Issue Date.

Contract Owner ("You") - The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.

Contract Value - The sum of the values of your interests in the Subaccounts of the Separate Account and the Fixed Account.

Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying mutual funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to us as premium for the Contract by you or on your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408, or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Subaccount - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract.

Tax Code - The Internal Revenue Code of 1986, as amended.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.

Withdrawal Charge - The contingent deferred sales charge that may be required upon some withdrawals.

Fee Tables

Contract Owner Transaction Expenses

Contingent Deferred Sales Charge - Withdrawal Charge
  (as a percentage of Purchase Payments)

 Contribution    Applicable             Contribution     Applicable
    Year            Charge                 Year             Charge
    ----            ------                 ----             ------
     1-2              7%                     6                 3%
      3               6%                     7                 2%
      4               5%                     8+                0%
      5               4%

Annual Contract Administration Charge......................$25.00

Transfer Fee (Applies solely to the second and subsequent transfers within a calendar month.

We are currently waiving the Transfer Fee).................$25.00

Separate Account Expenses (As a percentage of daily net asset value deducted from each of the Subaccounts of the Separate Account)

      Mortality Risk Charge                               0.85%
      Expense Risk Charge                                 0.40%
      Administrative Expense Charge                       0.15%
                                                     --------------
      Total Separate Account Annual Expenses              1.40%


                      PORTFOLIO COMPANY ANNUAL EXPENSES
                (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                                        MANAGEMENT FEE           OTHER EXPENSES         TOTAL
JANUS ASPEN SERIES                                                 ------------------------------------------------------------
   Flexible Income (1)                                                      0.65%                    0.07%              0.72%
   Balanced(1)                                                              0.65%                    0.02%              0.67%
   Growth (1                                                                0.65%                    0.02%              0.67%
   Aggressive Growth (1)                                                    0.65%                    0.02%              0.67%
   Worldwide Growth (1)                                                     0.65%                    0.05%              0.70%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Money Market                                                             0.18%                    0.09%              0.27%
   Equity-Income (2a)                                                       0.48%                    0.08%              0.56%
   Growth (2a)                                                              0.58%                    0.07%              0.65%
   Overseas (2a)                                                            0.73%                    0.14%              0.87%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager (2a)                                                       0.53%                    0.09%              0.62%
   Contrafund (2a)                                                          0.58%                    0.07%              0.65%
   Index 500 (2b)(after expense reimbursement)                              0.24%                    0.04%              0.28%

FEDERATED INSURANCE MANAGEMENT SERIES
   Utility II (3) (after fee waiver or expense reimbursement)               0.75%                    0.19%              0.94%
   U.S. Government Securities II (3) (after fee waiver or                   0.60%                    0.18%              0.78%
        expense reimbursement)
   High Income Bond II                                                      0.60%                    0.19%              0.79%

IAI Retirements Funds, Inc.
   IAI Regional                                                             0.65%                    0.23%              0.88%
   IAI Balanced (4) (net of expense reimbursements)                         0.65%                    0.32%              0.97%
   IAI Reserve (4) (net of expense reimbursements)                          0.45%                    0.56%              1.01%

SCUDDER VARIABLE LIFE INVESTMENT FUND
   Bond                                                                     0.475%                   0.095%             0.57%
   Balanced                                                                 0.475%                   0.075%             0.55%

THE ALGER AMERICAN FUND
   Income and Growth                                                        0.625%                   0.075%             0.70%
   Small Capitalization                                                     0.85%                    0.05%              0.90%
   Growth                                                                   0.75%                    0.04%              0.79%
   Midcap Growth                                                            0.80%                    0.05%              0.85%
   Leveraged Allcap (5)                                                     0.85%                    0.08%              0.93%

--------------------------
(1) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

(2) (a) A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Additionally, a portion of certain of these fund's expenses was reduced as a result of credits earned on uninvested cash balances through arrangements with or on behalf of the Fund's custodian. Without these reductions, total operating expenses for the following portfolios would have been: Equity Income -- 0.57%, Growth -- 0.66%, Overseas -- 0.91%, Asset Manager -- 0.63%, and Contrafund -- 0.67%.

    (b) The Fund's Investment Adviser agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the total operating expenses for the Index 500 Portfolio would have been 0.34%.

(3) The expense figures shown reflect the voluntary waiver of all or a portion of the Management Fee. The maximum Management Fees for the indicated Portfolios and the Total Portfolio Expenses absent the voluntary waiver are as follows: 0.75% and 1.19%, respectively, for the Utility Fund II; and 0.60% and 1.03%, respectively, for the U.S. Government Securities II, and 0.60% and 1.04% respectively for the High Income Bond Fund II.

(4) The expense figures shown are net of expenses reimbursements from Investment Advisers, Inc. Without such reimbursements, Management Fees and Total Portfolio Expenses for the Portfolios are estimated as follows: 0.65% and 0.99% for Balanced Portfolio, and 0.45% and 1.66% for Reserve Portfolio.

(5) Included in the Other Expenses of this Portfolio is 0.01% of interest expense.


Examples

IF YOU SURRENDER  YOUR CONTRACT AT THE END OF THE  APPLICABLE  TIME PERIOD,  YOU
WOULD PAY THE  FOLLOWING  EXPENSES  ON A $1,000  INVESTMENT,  ASSUMING 5% ANNUAL
RETURN ON ASSETS.

                          Sub-Account                               1 Year         3 Years       5 Years        10 Years
------------------------------------------------------------------------------- --------------------------------------------
Janus Flexible Income                                                 $84           $126           $159           $255
Janus Balanced                                                        $84           $124           $156           $250
Janus Growth                                                          $84           $124           $156           $250
Janus Aggressive Growth                                               $84           $124           $156           $250
Janus Worldwide Growth                                                $84           $125           $158           $253

Fidelity VIP Money Market                                             $80           $113           $136           $208
Fidelity VIP Equity-Income                                            $83           $121           $151           $239
Fidelity VIP Growth                                                   $83           $124           $155           $248
Fidelity VIP Overseas                                                 $85           $130           $166           $271
Fidelity VIP II Contrafund                                            $83           $124           $155           $248
Fidelity VIP II Asset Manager                                         $83           $123           $154           $245
Fidelity VIP II Index 500                                             $80           $113           $136           $209

IAI Regional                                                          $86           $130           $167           $272
IAI Balanced                                                          $86           $133           $171           $281
IAI Reserve                                                           $87           $134           $173           $285

Federated Utility II                                                  $86           $132           $170           $278
Federated U.S. Government Securities II                               $85           $127           $162           $261
Federated High Income Bond II                                         $85           $128           $162           $262

Scudder Bond                                                          $83           $121           $151           $240
Scudder Balanced                                                      $82           $121           $150           $237

Alger American Income and Growth                                      $84           $125           $158           $253
Alger American Small Capitalization                                   $86           $131           $168           $274
Alger American Growth                                                 $85           $128           $162           $262
Alger American Midcap Growth                                          $85           $129           $165           $268
Alger American Leveraged AllCap                                       $86           $132           $169           $277

If you annuitize or if you do not surrender your contact at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                          Sub-Account                               1 Year         3 Years       5 Years        10 Years
------------------------------------------------------------------------------- --------------------------------------------
Janus Flexible Income                                                 $23            $69           $119           $255
Janus Balanced                                                        $22            $68           $116           $250
Janus Growth                                                          $22            $68           $116           $250
Janus Aggressive Growth                                               $22            $68           $116           $250
Janus Worldwide Growth                                                $22            $69           $118           $253

Fidelity VIP Money Market                                             $18            $56           $96            $208
Fidelity VIP Equity-Income                                            $21            $65           $111           $239
Fidelity VIP Growth                                                   $22            $67           $115           $248
Fidelity VIP Overseas                                                 $24            $74           $127           $271
Fidelity VIP II Contrafund                                            $22            $67           $115           $248
Fidelity VIP II Asset Manager                                         $22            $66           $114           $245
Fidelity VIP II Index 500                                             $18            $56           $96            $209

IAI Regional                                                          $24            $74           $127           $272
IAI Balanced                                                          $25            $77           $132           $281
IAI Reserve                                                           $25            $78           $134           $285

Federated Utility II                                                  $25            $76           $130           $278
Federated U.S. Government Securities II                               $23            $71           $122           $261
Federated High Income Bond II                                         $23            $72           $122           $262

Scudder Bond                                                          $21            $65           $111           $240
Scudder Balanced                                                      $21            $64           $110           $237

                                       6

                          Sub-Account                               1 Year         3 Years       5 Years        10 Years
------------------------------------------------------------------------------- --------------------------------------------
Alger American Income and Growth                                      $22            $69           $118           $253
Alger American Small Capitalization                                   $24            $75           $128           $274
Alger American Growth                                                 $23            $72           $122           $262
Alger American Midcap Growth                                          $24            $73           $125           $268
Alger American Leveraged AllCap                                       $25            $76           $130           $277

*We will waive the Withdrawal Charge if you select a settlement option that provides for payments over at least 5 years or over the annuitant's lifetime.

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. We have included the table and examples shown above to assist you in understanding the costs and expenses that you will bear directly or indirectly by investing in the Separate Account. The table reflects expenses of the Separate Account as well as the Portfolios. For additional information, you should read "Contract Charges," which begins on page 22 below; you should also read the sections relating to management of the Portfolios in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Contract. The examples assume that the fee waivers and expense reimbursements discussed above will continue for the periods shown.

2. The examples assume that you did not make any transfers. We are currently waiving the Transfer Fee, but in the future, we may decide to charge $25 for the second and each subsequent transfer within a calendar month. Premium taxes are not reflected. Currently, we deduct premium taxes (which range from 0% to 3.5%) from Contract Value upon full surrender, death or annuitization.

3. To reflect the Contract Administration Charge in the Examples, we applied an equivalent percentage charge, which we calculated by dividing the total amount of Contract Administration Charges expected to be collected during a year by the total estimated average net assets of the Subaccounts and the Fixed Account attributable to the Contracts.

4. The Examples reflect any Free Withdrawal Amounts.
================================================================================
Neither the fee tables nor the Examples should be considered representations of past or future expenses. Your actual expenses may be greater or less than those shown. Similarly, the annual rate of return of 5% assumed in the example is not an estimate or guarantee of future investment performance.

================================================================================

                    QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please ready the Prospectus carefully.

1. What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in Answers to Questions. The Contract Value accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts.

In some states, you may allocate all or part of the value of your Contract to what we call the "Fixed Account". We guarantee that we will credit interest on amounts allocated the Fixed Account at an effective annual rate of at least 3%. We may credit a higher rate of interest. The Fixed Account offers you an opportunity to protect your principal and earn at least a guaranteed rate of interest.

2. What annuity options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

(a)  a life annuity;
(b) a life annuity with payments guaranteed for five to twenty years; (c) a joint and full Survivorship annuity; and (d) fixed payments for a specified period of five to twenty-five years.

Call us to inquire about other options.

You may change your annuity option at any time prior to annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the tenth day of the month following the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply. In addition, we can refuse to permit you to select a date within two years of our issuing your Contract, unless the law requires us to permit it.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will equal in amount to the initial payment we determine. Contract Value that is allocated to the Fixed Account at the end of the Accumulation Period cannot be applied to a variable annuity payment option. Accordingly, if you wish to apply any portion of your Fixed Account balance to a variable annuity payment option, you should plan ahead and transfer that amount from the Fixed Account to the Separate Account before you annuitize the Contract.

3. How do I buy a Contract?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in premiums during the first Contract Year. Premium payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. We will not issue a Contract to you if either you or the Annuitant are age 86 or older before we receive your application.

4. What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

Fund                       Portfolio
-----                      ----------
Janus Aspen Series         Flexible Income Portfolio
                           Balanced Portfolio
                           Growth Portfolio
                           Aggressive Growth Portfolio
                           Worldwide Growth Portfolio
--------------------------------------------------------------------------------
Fidelity Variable          Money Market Portfolio
Insurance                  Equity-Income Portfolio
Products Fund              Growth Portfolio
                           Overseas Portfolio
--------------------------------------------------------------------------------
Fidelity Variable          Asset Manager Portfolio
Insurance                  Contrafund Portfolio
Products Fund II           Index 500
--------------------------------------------------------------------------------
IAI Retirement             IAI Regional Portfolio
Funds, Inc                 IAI Balanced Portfolio
                           IAI Reserve Portfolio
--------------------------------------------------------------------------------

Fund                       Portfolio
-----                      ----------
Federated Insurance        Federated Utility Fund II
Management Series          Federated U.S. Government Securities II
                           Federated High Income Bond Fund II
--------------------------------------------------------------------------------
Scudder Variable          Bond Portfolio Class A
Life Investment           Balanced Portfolio Class A
Fund
--------------------------------------------------------------------------------
Alger American           Small Capitalization Portfolio
Fund                     MidCap Growth Portfolio
                         Growth Portfolio
                         Leveraged AllCap Portfolio
                         Income and Growth Portfolio
--------------------------------------------------------------------------------
Some of the Portfolios described in this Prospectus may not be available in your Contract. Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

In addition, the Fixed Account is available in some states.

5. What are my expenses under the Contract?

Contract Administration Charge. During the Accumulation Period only, each year we subtract $25 from your Contract Value as an annual contract administration charge. We cannot increase the amount of this charge.

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.25% of average daily net assets and an administrative expense charge at an annual rate of .15% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. We currently do not charge a transfer fee. The Contract permits us to charge you up to $25 per transfer for each transfer after the first transfer in each month.

Withdrawal Charge (Contingent Deferred Sales Charge). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. The Withdrawal Charge, which is a contingent deferred sales charge, will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year")

        Contribution              Applicable
            Year                    Charge
            ----                    ------
             1-2                    7%
               3                    6%
               4                    5%
               5                    4%
               6                    3%
               7                    2%
               8+                   0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in first-out basis.

Certain withdrawals may be made without payment of any Withdrawal Charge. We may impose a Withdrawal Charge upon annuitization only if you select an annuity option under which we will make payments for a fixed period of less than five years. In some states, we also may waive the Withdrawal Charge under our confinement waiver benefit. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. In addition, withdrawals may trigger tax liabilities and penalties. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.

In most states, each year, free of Withdrawal Charge, you may withdraw:

(a)  the greater of:

         15% of your total Purchase Payments made in the most recent seven years, if permitted under state law; or earnings not previously withdrawn; plus

(b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Because of differences in state law, in some states we substitute 10% in this formula.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any applicable premium taxes are deducted from the value of your Contract upon surrender, death, or annuitization. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

6. How will my investment in the Contract be taxed?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

7. Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $250. Under our

Systematic Withdrawal Program, however, the minimum amount of each withdrawal payment is $50.

While you have access to your money during the Accumulation Period, certain charges, such as the contract administration charge, the Withdrawal Charge, and premium tax charges may be deducted on a surrender or withdrawal. In addition, you may incur federal income tax liability or tax penalties.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

8. What is the death benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a natural person. To obtain payment of the Death Benefit, the Beneficiary must submit to us written proof of death as specified in the Contract.

The death benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year until the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

9. What else should I know?

Allocation of purchase payments. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may freely transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may instruct us to transfer Contract Value by writing or calling us. While you may also transfer amounts from the Fixed Account, certain restrictions may apply. No transfers are permitted after the Annuity Date.

You may also use our automatic dollar cost averaging or portfolio rebalancing programs. You may not use both programs at the same time.

Under the dollar cost averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers may be made monthly, quarterly, or annually.

Under the portfolio rebalancing program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not elect rebalancing after annuitization.

Free-look period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

10. Who can I contact for more information?

You can write to us at Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532, or call us at (800) 525-9287.

                         CONDENSED FINANCIAL INFORMATION

Attached  as  Appendix  A is a table  showing  selected  information  concerning
Accumulation Unit Values for each Subaccount for 1994, 1995, 1996, 1997, 1998 and 1999. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements dated as of December 31, 1999, are contained in the Statement of Additional Information. Lincoln Benefit's consolidated financial statements as of December 31, 1999, are included in the Statement of Additional Information. The Statement of Additional Information also includes a brief explanation of how performance of the Subaccounts is calculated.

                          DESCRIPTION OF THE CONTRACT

Summary. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

Contract Owner. As the Contract Owner you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or choose someone else to receive benefits. If your Contract was issued under a Qualified Plan, however, the Plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. We will not issue a Contract to a purchaser who has attained age 86, or where the Annuitant has attained age 86.

Annuitant. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408, or 408A of the Tax Code, you must be the Annuitant. You may also designate a Joint-Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract. Only a Lincoln Benefit Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment. Before the Annuity Date, if the Annuitant is still alive, you may assign a Contract issued under a Non-Qualified Plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a Qualified Plan or a Non-Qualified Plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments. In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Your Contract will contain specific information about your free-look rights in your state.

                          PURCHASES AND CONTRACT VALUE

Minimum Purchase Payment. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.

Automatic Payment Plan. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some  states,  however,  we are  required  to return at least  your  Purchase
Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.

Contract Value. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your interest in the Fixed Account.

Separate Account Accumulation Unit Value. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts equal to the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, Transfer Fees and Contract Administration Charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, a separate Accumulation Unit Value may be calculated for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We will determine the Accumulation Unit Value Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since the determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.

Transfer During Accumulation Period. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and Subaccounts in writing or by telephone. YOU MAY NOT MAKE A TRANSFER AFTER THE ANNUITY DATE. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2000, our offices will be closed on November 24th. For transfers requested on this day, we will make the transfer on the first subsequent day on which we and the NYSE are open.

We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Contract Anniversary. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing Program may occur at any time at the intervals you have selected.

The maximum amount which may be transferred as a lump sum from the Fixed Account during a Contract Year usually is the greater of:

    o  30% of the Fixed Account balance on the most recent Contract Anniversary;
       or

    o the largest amount transferred from the Fixed Account in any prior Contract Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, the maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Account Value or allocate new Purchase Payments into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Contract Anniversary either (a) or (b) is true:

(a) The interest rate on the Fixed Account is lower than it was on the Contract Anniversary one year previously or if on the First Contract Anniversary that interest rate is lower than it was on the Issue Date; or

(b)      The credited interest rate is less than 4%.

We will notify you by mail if (a) or (b) occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Contract Year to no more than 30% of the total Subaccount balances as of the most recent Contract Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.

Transfers Authorized by Telephone. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may charge you the Transfer Fee described on page 23 below, although we currently are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Automatic Dollar Cost Averaging Program. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount (the "Source Subaccount") of your choosing, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount from the Source Subaccount is $100. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur twenty five days after your Issue Date.

Your request to participate in this program will be effective when we receive your completed application or service request form at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may increase, decrease or change the frequency or amount of Purchase Payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on pages 12-13 above.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing

Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount and/or the Fixed Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, if the changes from your desired percentages pass a threshold we establish, we will automatically transfer your Contract Value, including new premium (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date; Portfolio Rebalancing is not available after you annuitize. No Transfer Fees will be charged for portfolio rebalancing. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been cancelled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

In any Contract Year, transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account reaches that limit before the end of a Contract Year, we will not transfer additional amounts from the Fixed Account for portfolio rebalancing purposes until the next Contract Year.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date, if you request portfolio rebalancing in your Contract application. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any given twelve-month period you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If the total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

Separate Account Investments

The Portfolios. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy. Appendix B contains a description of how advertised performance data for the Subaccounts are computed.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.

Alger American Fund (Investment advisor:  Fred Alger Management, Inc.)
--------------------

Alger American Income and Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Janus Aspen Series (investment adviser:  Janus Capital Corporation)
------------------

Flexible Income Portfolio seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income. This Portfolio invests in all types of income-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade. Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying prospectus for the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

Balanced Portfolio seeks long-term growth of capital balanced by current income. This Portfolio usually invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified fund. It usually invests at least 50% of its equity assets in securities issued by medium-sized companies, which are companies whose market capitalizations at the time of purchase by the Portfolio fall within the same range as companies in the S&P MidCap 400 Index. This range is expected to change on a regular basis. This Portfolio may invest its remaining assets in smaller or larger issuers.

Worldwide Growth Portfolio seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. This Portfolio usually invests in issuers from at least five different countries including the United States.

Fidelity  Variable  Insurance  Products  Fund  (investment   adviser:   Fidelity
Management & Research Company)
-----------------------------------------

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. This Portfolio will invest in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

EQUITY-INCOME PORTFOLIO seeks reasonable income normally by investing in income-producing equity securities. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Composite Stock Price Index. At least 65% of this Portfolio's assets is normally invested in income-producing common or preferred stock. The Portfolio, however, has the flexibility to invest the balance in other types of domestic and foreign securities, including bonds.

GROWTH PORTFOLIO seeks to achieve capital appreciation. This Portfolio normally invests primarily in common stocks which are believed to have above average growth potential.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. At least 65% of this Portfolio's assets is normally invested in securities of issuers outside of the United States. The Portfolio normally diversifies its investments across countries and regions.

Fidelity Variable Insurance Products Fund II (investment adviser: Fidelity Management & Research Company)
--------------------------------------------

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term/money market securities. Usually, this Portfolio's assets will be allocated within the following guidelines: 50% in stocks (can range from 30-70%); 40% in bonds (can range from 20-60%); and 10% in short-term/money market instruments (can range from 0-50%).

CONTRAFUND PORTFOLIO seeks capital appreciation by investing mainly in equity securities of companies whose value the Portfolio's adviser believes is not fully recognized by the public. This Portfolio usually invests primarily in common stock of domestic and foreign issuers.

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the U.S. as represented by the S&P 500 while keeping transaction costs and other expenses low.

IAI Retirement Funds, Inc. (investment adviser:  Investment Advisers, Inc.)
--------------------------

IAI Regional Portfolio seeks capital appreciation by investing at least 65% of its equity investments in companies that have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

IAI Balanced Portfolio's investment objective is to maximize total return to investors. This Portfolio pursues its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. Under normal market conditions, the Portfolio will hold between 25% and 75% of its assets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short-term instruments.

IAI Reserve Portfolio's investment objectives are to provide its shareholders with high levels of capital stability and liquidity and, to the extent consistent with these primary objectives, a high level of current income. This Portfolio pursues its investment objectives by investing primarily in a diversified portfolio of investment grade bonds and other debt securities of similar quality. This Portfolio's dollar weighted average maturity will not exceed twenty-five (25) months.

Federated Insurance Management Series (investment adviser:  Federated Advisers)
-------------------------------------

Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by invest-
ing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated Fund for U.S. Government Securities II's investment objective is to provide current income. The fund pursues its objective by investing primarily in U.S. government securities which include agency mortgage (FHLMC, FNMA, GNMA), U.S. Treasury and agency debenture securities.

Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

Scudder Variable Life Investment Fund (investment adviser: Scudder, Kemper Investments Inc., Stevens & Clark, Inc.) The Scudder Variable Life Investment Fund has two classes of shares. The Subaccounts invest in Class A shares, which do not impose distribution fees.
-------------------------------------

BOND PORTFOLIO seeks high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, this Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. This Portfolio can invest in a broad range of short, intermediate and long-term securities.

BALANCED PORTFOLIO seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk. The Portfolio will invest its assets in equity securities, debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding thirteen months. Generally, 25%-50% of the Portfolio's net assets are invested in bonds.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person.
Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Substitution of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)   to operate the Separate Accounts in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

(d)   to add, combine, or remove Subaccounts in the Separate Account; and

(e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account. The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 3%. We may credit interest at a higher rate, but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than 3%.

Transfers from the Fixed Account are subject to the limitations described on pages 12-13 above. Also, as described on page 13 above, we may delay payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months.

                                ANNUITY BENEFITS

Annuity Date. On your application you may select the Annuity Date, which is the date on which annuity payments are to begin. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month. We may require you to pick an Annuity Date at least two years after the Issue Date, unless the law requires us to permit you to pick an earlier date.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the 10th day of the month following the Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

         o  the year of your separation from service; or

         o April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code  (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If you are in a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Deferment of Payments. We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Annuity Options. You may elect an Annuity Option at any time before the Annuity Date. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default option. The default Options are:

         o Option B with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

         o  Option C, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least seven days before the Annuity Date. Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

You may not withdraw Contract Value during the annuity period, if we are making payments to you under any Annuity Option involving payment to the Payee for life or any combination of payments for life and minimum guaranteed payment period for a predetermined number of years.

The following four Annuity Options are generally available under the Contract. Each is available in the form of:

         o  a Fixed Annuity;
         o  a Variable Annuity; or
         o  a combination of both Fixed and Variable Annuity.

Option A, Life Annuity. Periodic payments are made during the Annuitant's life, starting with the Annuity Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 5 to 20 Years. Periodic payments are made starting on the Annuity Date. Payments will continue at least as long as the Annuitant lives. Under this option, before the Annuity Date you select a guaranteed payment period or, if you do not select a guarantee period, payments are guaranteed for 120 months. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

Option C, Joint and Full Survivor Annuity. Periodic payments are made starting with the Annuity Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

Option D, Payments for a Specified Period Certain, 5 Years to 25 Years. Periodic payments are made starting on the Annuity Date, and continue for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option and request Variable Annuity payments, at any time before the period expires you may request a lump sum payment, subject to a Withdrawal Charge. We will charge a Withdrawal Charge on any portion of your lump sum payment attributable to Purchase Payments made within the prior seven years. The amount of the Withdrawal Charge will be determined as described in "Withdrawal Charges" on page 23 below. If you elected Variable Annuity Payments, the lump sum payment after Withdrawal Charge will depend on:

o the investment  results of the Subaccounts  you have selected,
o the Contract Value at the time you elected  annuitization,
o and the cumulative value of the annuity payments you have received.

No lump sum payment is available if you request Fixed Annuity payments.

Fixed Account Contract Value will be applied to provide a Fixed Annuity. You may want to plan ahead and transfer amounts to the Subaccounts, if you do not wish to apply that Contract Value to a Fixed Annuity. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described in pages 23-24 below, however, we will subtract any applicable Withdrawal Charge from your surrender proceeds.

Other Options. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408, or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Death Benefit During Annuity Period. After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining annuity payments to the Beneficiary. The amount and number of these annuity payments will depend on the Annuity Option in effect at the time of the Annuitant's death. For example, Options B and D require us to make payments for a guaranteed period, even if the Annuitant dies before the end of that period. On the other hand, under Options A and C, we are not obligated to make any additional annuity payments once all of the Annuitants have died. After the Annuitant's death, any remaining interest will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death. In our discretion, we may permit the Beneficiary to accelerate the remaining payments at a discounted rate reflecting the time value of money.

Variable  Annuity  Payments.  One basic  objective of the Contract is to provide
Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Payments. The Variable Payments may be more or less than your total Purchase Payments because (a) Variable Payments vary with the investment results of the underlying Portfolios;
(b) you bear the investment risk with respect to all amounts allocated to the Separate Account; and (c) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Payments will be greater than Variable Payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Payments will decrease. The dollar amount of the Variable Payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Payments will increase if the net investment return exceeds the assumed investment rate.

Fixed Annuity Payments. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity Payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected. As a general rule, subsequent Fixed Annuity Payments will be equal in amount to the initial payment. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Certain Employee Benefit Plans. In some states, the Contracts offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. In certain employment-related situations, however, the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris requires employers to use annuity tables that do not vary on the basis of sex. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan we offer unisex annuity tables in your state. You should consult with legal counsel as to whether the purchase of a Contract is appropriate under Norris.

                            OTHER CONTRACT BENEFITS

Death Benefit.  We will pay the Death Benefit, if:

(1)      the Contract is in force;

(2)      annuity payments have not begun; and

(3)      either:
         (a)  you die; or
         (b) if the Contract is owned by a company or other legal entity, the Annuitant dies.

A claim for a Death Benefit must be submitted before the Annuity Date. To claim the Death Benefit, the Beneficiary must provide us with "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

         o  a certified original copy of the Death Certificate;

         o  a certified copy of a court decree as to the finding of death; or

         o a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

If the Beneficiary is a natural person, the Beneficiary may choose from the following alternative ways of receiving the Death Benefit:

         o  the Beneficiary may receive the Death Benefit as a lump sum payment;

         o the Beneficiary may apply the Death Benefit to receive a series of equal periodic payments over the life of the Beneficiary or a fixed period no longer than the Beneficiary's life expectancy.The payments must begin within one year of your death.

         o If there is only one Beneficiary, he or she may defer payment of the Contract Value for up to five years from the date of death. Any remaining funds must be distributed at the end of the five-year period. An Annuitant is necessary for this option. If prior to your death you were the Annuitant, the Beneficiary will become the new Annuitant.

In addition, if your spouse is the Beneficiary, he or she may choose to continue the Contract as the new Contract Owner. If prior to your death you were the Annuitant, your surviving spouse becomes the new Annuitant. The surviving spouse may also select one of the options listed above.

If the Beneficiary is a company, trust, or other legal entity, then the Beneficiary must receive the Death Benefit in a lump sum, and the options listed above are not available. Different rules may apply to Contracts issued in connection with Qualified Plans.

We determine the Death Benefit as of the date of settlement. The date of settlement is the date on which we receive all necessary forms and proof of claim. The Death Benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year before the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

Beneficiary. You name the Beneficiary. You may name a Beneficiary in the application. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiary effective as of a date before we made the payment or took the action in question.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

         o your spouse if he or she is still alive; or, if he or she is no longer alive,

         o your surviving children equally; or if you have no surviving children, or

         o  your estate.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. Different rules may apply to Contracts issued in connection with Qualified Plans.

Contract Loans For 401(a), 401(k), and 403(b) Contracts. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or an Owner of a Contract purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Tax Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner. Loans are not available under Non-qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)      equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

You may request a Contract loan in writing. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your interest in the Subaccounts, we will transfer the remaining required collateral from the Fixed Account. We will not charge a Withdrawal Charge on the loan or on the transfer from Separate Account or the Fixed Account.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus

2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)      the Death Benefit;

(2)      surrender proceeds;

(3)      the amount available for partial withdrawal; and

(4)      the amount applied on the Annuity Date to provide annuity payments.

You usually must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on pages 23-24 below. In general, you must withdraw at least $250 at a time, unless you make withdrawals through our systematic withdrawal program. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 27 below. Withdrawals also may be subject to a 10% penalty tax, as described in page 26 below.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus. For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Account. Otherwise, we will allocate the amount of the partial withdrawal proportionately among the Subaccounts and the Fixed Account. We will not honor your request unless the required form includes your Tax I.D. Number (e.g., Social Security Number) and provides instructions regarding withholding of income taxes.

If you request a total withdrawal, you must send us your Contract. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request Form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

(1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

(3) at any other time permitted by the SEC for your protection. In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

(1)      when you attain age 59 1/2;

(2)      when you terminate your employment with the plan sponsor;

(3)      upon your death;

(4)      upon your disability as defined in Section 72(m)(7) of the Tax Code; or

(5)      in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

(1)      salary reduction contributions made after December 31, 1988;

(2)      income attributable to such contributions; and

(3)      income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

Substantially Equal Periodic Payments. In general, earnings on annuities are taxable as ordinary income upon withdrawal. As described in pages 26-27 below, a 10% tax penalty is imposed on certain "premature" payments under annuity contracts. The tax penalty applies to any payment received before age 59 1/2, to the extent it is includable in income and is not subject to an exception. The Tax Reform Act of 1986 clarified an exception to this tax penalty. This exception is known as "substantially equal periodic payments."

Generally, under this exception you may take "substantially equal periodic payments" before age 59 1/2 without incurring the tax penalty. These "payments" are withdrawals, as opposed to an annuitization of the Contract. Accordingly, you may need to pay a Withdrawal Charge on the amounts withdrawn. The circumstances in which Withdrawal Charges are due are described in pages 23-24 below.

To  qualify  for  this   exception,   the  payments   must  meet  the  following
requirements:

1) The payments must continue to the later of age 59 1/2 or for five (5) years.

2) Payments must be established under one of the approved methods detailed by the IRS in IRS Notice 89-25.

3) You must have separated from service, if you purchased your Contract under a qualified retirement plan or tax sheltered annuity.

If you modify the payment stream in any way, except for reason of death or disability, you will lose the exception. Modification includes changing the amount or timing of the payments, or making additional Purchase Payments. Any subsequent periodic payment will be subject to the penalty tax, unless it qualifies for a different exception. In addition, in the year of the modification, you may incur additional tax penalties (plus interest) that you would have been required to pay on the earlier payments if this exception had not applied.

Systematic Withdrawal Program. If your Contract was issued in connection with a Non-Qualified Plan or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. Systematic withdrawals are treated the same as partial withdrawals for purposes of determining if a Withdrawal Charge applies. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA Plans. A married Participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

Minimum Contract Value. If as a result of withdrawals your Contract Value is less than $250 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $250 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

                                CONTRACT CHARGES

We assess charges under the Contract in three ways:

(1) as deductions from Contract Value for contract administrative charges and, if applicable, for premium taxes;

(2) as charges against the assets of the Separate Account for administrative expenses or for the assumption of mortality and expense risks; and

(3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee

Tables on page 4, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from each Subaccount during each Valuation Period. The Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average net asset value of each Subaccount. Approximately 0.85% is for mortality risks and approximately 0.40% is for expense risks. The mortality risks arise from our contractual obligations:

(1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

(2) to waive the Withdrawal Charge upon your death; and

(3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found on page 19.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the Contract Administration Charge and the Administrative Expense Charge. We guarantee the Expense Risk Charges and we cannot increase it. We assess the Mortality and Expense Risk Charge during both the Accumulation Period and the Annuity Period.

Administrative Charges

Contract Administration Charge

We charge an annual Contract Administration Charge of $25 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract. We assess the Contract Administration Charge on each Contract Anniversary on or before the Annuity Date. If you surrender your Contract, we will deduct the full $25 charge as of the date of surrender. We will stop charging this charge after annuitization.

To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts and the Fixed Account to which you have allocated your Contract Value, and redeem Accumulation Units and reduce your interest in the Fixed Account accordingly.

We will waive the Contract Administration Charge if on any Contract Anniversary your Contract Value is at least $75,000.

Administrative Expense Charge

We deduct an Administrative Expense Charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average net asset value of the Subaccount. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee

We currently are not charging the Transfer Fee. The Contract, however, permits us to charge a Transfer Fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The Transfer Fee will be deducted from Contract Value that remain in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the Transfer Fee, we will deduct the fee from the transferred amount.

Sales Charges

Withdrawal Charge

We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                     WITHDRAWAL CHARGE TABLE
             Contribution            Withdrawal Charge

                 Year                       Percentage
                 -----                      ----------
    First and Second                            7%
    Third                                       6%
    Fourth                                      5%
    Fifth                                       4%
    Sixth                                       3%
    Seventh                                     2%
    Eighth and later                            0%

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

First. Earnings--the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

Second. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

Third. Any additional amounts available as a "Free Withdrawal," as described below;

Fourth. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

(1) on annuitization, unless you choose payment over a fixed period of less than 5 years;

(2)      the payment of a death benefit;

(3)      a free withdrawal amount, as described on page 24 below;

(4) certain withdrawals for Contracts issued under 403(b) plans or 401 plans under our prototype as described on page 25 below; and

(5) withdrawals taken to satisfy IRS minimum distribution rules that apply to this Contract, exclusive of any other Contracts held by you

(6) withdrawal under Contracts issued to employees of Lincoln Benefit Life Company, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge or any other charges of fee described above, to make up any difference.

Withdrawals may also be subject to tax penalties or income tax. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 26 below. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Free Withdrawal

Withdrawals of the following amounts are never subject to the Withdrawal Charge:

(1) In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

(2)      Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes. Free withdrawals may be subject to tax and tax penalties.

In some states, free withdrawals of 15% of the New Purchase Payments are not permitted by law. In those states, the free withdrawal percentage will be 10% of New Purchase Payments.

Confinement Waiver Benefit

In some states we offer a Confinement Waiver Benefit. Under this benefit, we will waive the Withdrawal Charge on all withdrawals under your Contract if the following conditions are satisfied:

(1) The Annuitant is confined to a Long Term Care Facility or a Hospital for at least 60 consecutive days. The Annuitant must enter the Long Term Care Facility or Hospital after the Issue Date;

(2) You request the withdrawal no later than 90 days following the end of the Annuitant's stay at the Long Term Care Facility or Hospital. You must provide written proof of the stay with your withdrawal request; and

(3) If the waiver request is based on a stay in a Long Term Care Facility, a physician must have prescribed the stay and the stay must be medically necessary.

You may not claim the Confinement Waiver Benefit if:

(1) The Long Term Care Facility where the Annuitant stayed is owned or operated by you or a member of your immediate family; or

(2) The Physician prescribing the Annuitant's stay in a Long Term Care Facility is you or a member of your immediate family.

Long Term Care Facility means a facility located in the United States of America which is licensed by the jurisdiction where it is located and operated as a Custodial Care Facility or other facility which provides an equivalent level of care and services.

Custodial Care Facility means a facility which:

(1)     Provides custodial care under the supervision of a Registered Nurse; and

(2)     Can accommodate three or more persons at their expense.

Hospital means a facility which:

(1)     Is licensed and operated as a hospital;

(2)     Is supervised by a staff of licensed physicians;

(3) Provides continuous nursing service 24 hours a day by or under the supervision of a Registered Nurse;

(4) Operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and

(5) Has medical, diagnostic and major surgical facilities or has access to such facilities.

Medically Necessary means confinement, care or treatment which is appropriate and consistent with the diagnosis in accordance with accepted standards of practice, and which could not have been omitted without adversely affecting the Annuitant's condition.

Physician means a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.) operating within the scope of his or her license.

Registered Nurse means a registered graduate professional nurse (R.N.).

Immediate Family means the insured's spouse, children, parents, grandparents, grandchildren, siblings, or corresponding in-laws.

Some Qualified Plans may not permit you to utilize this benefit. Also, even if you do not need to pay our Withdrawal Charge because of this benefit, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

Waiver of Withdrawal Charge for Certain Qualified Plan Withdrawals

For Contracts issued under a Section 403(b) plan or a Section 40l plan under our prototype, we will waive the Withdrawal Charge when:

(1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

(2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

(3)      at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing).

Premium Taxes

We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that consists of amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction for Separate Account Income Taxes

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

Other Expenses

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see pages 4-7 above. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.

                                  TAX MATTERS

Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ONLY FEDERAL INCOME TAX ISSUES ARE ADDRESSED. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences of your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

ax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

(1)  the owner is a natural person,
(2) the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and
(3) Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. Any increase in the value of such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the

Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate
Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate
Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includable in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the contract value, is excluded from your income. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o       made on or after the date the individual attains age 591/2,
o       made to a beneficiary after the owner's death,
o       attributable to the owner being disabled,
o or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a nonqualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Annuity Death Benefits. Death of an owner, or death of the annuitant if the Contract is owned by a non-natural person, will cause a distribution of Death Benefits from a Contract. Generally, such amounts are included in income as follows:

(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or
(2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

Unlike some other assets, a holder's basis for an annuity is not increased or decreased to the fair market value of the Contract on the date of death. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

(1)  made on or after the date the owner attains age 59 1/2;
(2)  made as a result of the owner's death or disability;
(3) made in substantially equal periodic payments over the owner's life or life expectancy,
(4)  made  under  an  immediate  annuity;  or
(5)  attributable  to investment in the contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

                             TAX QUALIFIED CONTRACTS

Contracts may be used as investments with certain Qualified Plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
o Roth IRAs under Section 408A of the Code; o Simplified Employee Pension Plans under Section 408(k) of the Code;
o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;
o Tax  Sheltered Annuities  under  Section  403(b) of the Code;
o Corporate  and Self  Employed Pension  and  Profit  Sharing  Plans;  and
o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o    attains age 59 1/2,
o    separates from service,
o    dies,
o    becomes disabled, or
o on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

                             INCOME TAX WITHHOLDING

Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to another qualified plan or IRA. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of:

(1)  required minimum distributions, or
(2) a series of substantially equal periodic payments made over a period of at least 10 years, or,
(3)  over the life (joint lives) of the participant (and beneficiary).

Lincoln Benefit may be required to withhold federal and state income taxes on any distributions from either non-qualified or qualified Contracts that are not eligible rollover distributions unless you notify us of your election to not have taxes withheld.


      DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT

Lincoln Benefit Life Company

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreement with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

Separate Account

Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 29 below.

State Regulation of Lincoln Benefit

We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements

The financial statements of the Variable Annuity Account as of December 31, 1999 and for the periods in the two years then ended, the consolidated financial statements and related financial statement schedule of Lincoln Benefit Life Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Report appear in the Statement of Additional Incormation. The financial statements of the Lincoln Benefit included in the Statement of Additional Information should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.


                                 ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                           DISTRIBUTION OF CONTRACTS

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We do not pay commission on Contract sales to our employees, our affiliate's employees or their spouses or minor children.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

During 1998 and 1997, Lincoln Benefit paid to its former distributor of the Contracts, Lincoln Benefit Financial Services ("LBFS"), gross commissions for the sale of Contracts of approximately $11,428,184.95 and $7,553,487 respectively. Of the gross commissions received, LBFS (as principal underwriter) retained $242,501.90 and $243,193 respectively. The amounts not retained by LBFS were paid to other independent broker/dealers and registered representatives of LBFS for distribution of the Contracts.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

                  MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with our administrative systems, rules and procedures, which we may modify at any time. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. Lincoln Benefit neither recommends nor discourages such market timing and asset allocation services.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are engaged in routine law suits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                 LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Carol S. Watson, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.

Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt Boros Cicchetti Berenson & Johnson, 1025 Thomas Jefferson Street, East Lobby - Suite 400, Washington, D.C. 20007-0805.

                           REGISTRATION STATEMENT

We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this
prospectus.   This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, the Company and the Contracts. The descriptions in the prospectus of the Contracts and other legal
instruments are summaries.   You should refer to those instruments as filed for
the precise terms of those instruments. You may read the registration statement and other reports that we file at the SEC's public reference room in Washington,
D.C.   You can request  copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of its public reference room. Our SEC filings are also available to the public on the SEC Internet site (http:\\www.sec.gov).

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Contract........................................................3
         Annuity Payments...........................................3
         Annuity Unit Value.........................................3
         Illustrative Example of Variable  Annuity Payments.........4

Additional Federal Income Tax Information...........................4
         Introduction...............................................5
         Taxation of Lincoln Benefit Life Company...................5
         Exceptions to the Non-Natural Owner Rule...................5
         IRS Required Distribution at Death Rules...................5
         Qualified Plans............................................6
         Types of Qualified Plans...................................6

Separate Account Performance........................................7
Experts.............................................................13
Financial Statements................................................13


                                   APPENDIX A

                           Accumulation Unit Values 1

                                                  Accumulation    Accumulation        Number of Units
                                                 Unit Value 1       Unit Value         Outstanding at
                                                   Beginning         Ending             End of Year      Year
Fund                                                  ($)              ($)

Fidelity VIP Money Market                            12.05            12.50              3,210,449       1999
                                                     11.59            12.05              2,320,956       1998
                                                     11.14            11.59              2,166,046       1997
                                                     10.72            11.14              1,493,297       1996
                                                     10.27            10.72              1,063,044       1995
                                                     10.00            10.27                249,473       1994

Fidelity VIP Growth                                  24.59            33.33              2,466,985       1999
                                                     17.88            24.59              2,486,678       1998
                                                     14.68            17.88              2,119,475       1997
                                                     12.98            14.68              1,822,777       1996
                                                      9.73            12.98              1,028,768       1995
                                                     10.00            9.73                 247,556       1994

Fidelity VIP Equity-Income                           21.46            22.51              3,422,044       1999
                                                     19.50            21.46              3,906,757       1998
                                                     15.44            19.50              3,093,518       1997
                                                     13.70            15.44              2,157,454       1996
                                                     10.28            13.70              1,025,219       1995
                                                     10.00            10.28                145,290       1994

Fidelity VIP Overseas                                14.32            20.14              1,335,981       1999
                                                     12.88            14.32              1,489,209       1998
                                                     11.71            12.88              1,104,305       1997
                                                     10.49            11.71                944,146       1996
                                                      9.70            10.49                599,989       1995
                                                     10.00            9.70                 166,871       1994

VIP II Fidelity Asset Manager                        16.00            17.52              1,153,565       1999
                                                     14.10            16.00              1,315,223       1998
                                                     11.85            14.10              1,110,906       1997
                                                     10.49            11.85                921,269       1996
                                                      9.09            10.49                593,918       1995
                                                     10.00            9.09                 226,936       1994

Fidelity VIP II Contrafund*                          17.49            21.43              2,294,148       1999
                                                     13.64            17.49              2,198,114       1998
                                                     11.15            13.64              1,395,072       1997
                                                     10.00            11.15                497,571       1996

Fidelity VIP II Index 500**                          12.02            14.28              1,732,194       1999
                                                     10.00            12.02              1,052,148       1998

Scudder Bond                                         12.39            12.10                502,991       1999
                                                     11.79            12.39                461,863       1998
                                                     10.96            11.79                345,499       1997
                                                     10.81            10.96                203,879       1996
                                                      9.27            10.81                134,527       1995
                                                     10.00            9.27                   4,615       1994

Scudder Balanced                                     19.44            22.11                883,754       1999
                                                     16.01            19.44                895,255       1998
                                                     13.07            16.01                625,526       1997
                                                     11.85            13.07                460,749       1996
                                                      9.48            11.85                209,087       1995
                                                     10.00            9.48                  55,482       1994


                                       30

                                                  Accumulation    Accumulation        Number of Units
                                                 Unit Value 1       Unit Value         Outstanding at
                                                   Beginning         Ending             End of Year      Year
Fund                                                  ($)              ($)

Janus Flexible Income                                15.03            15.06                748,162       1999
                                                     13.97            15.03                708,089       1998
                                                     12.67            13.97                406,324       1997
                                                     11.77            12.67                280,447       1996
                                                      9.64            11.77                145,173       1995
                                                     10.00            9.64                   9,271       1994

Janus Balanced                                       21.69            27.11              1,725,833       1999
                                                     16.43            21.69              1,570,637       1998
                                                     13.65            16.43                983,350       1997
                                                     11.91            13.65                608,590       1996
                                                      9.68            11.91                204,556       1995
                                                     10.00            9.68                  54,218       1994

Janus Growth                                         23.91            33.95              2,478,426       1999
                                                     17.87            23.91              2,335,027       1998
                                                     14.77            17.87              1,816,216       1997
                                                     12.64            14.77              1,200,179       1996
                                                      9.85            12.64                529,026       1995
                                                     10.00            9.85                  91,020       1994

Janus Aggressive Growth                              22.83            50.75              1,531,639       1999
                                                     17.25            22.83              1,444,800       1998
                                                     15.52            17.25              1,279,192       1997
                                                     14.58            15.52              1,010,157       1996
                                                     11.60            14.58                545,594       1995
                                                     10.000           11.60                 78,193       1994

Janus Worldwide Growth                               23.67            38.39              3,222,820       1999
                                                     18.62            23.67              3,269,577       1998
                                                     15.46            18.62              2,680,262       1997
                                                     12.15            15.46              1,649,612       1996
                                                      9.67            12.15                520,639       1995
                                                     10.00            9.67                 109,298       1994

Federated High Income Bond II                        14.45            14.58              1,087,087       1999
                                                     14.27            14.45              1,245,268       1998
                                                     12.72            14.27                809,791       1997
                                                     11.28            12.72                407,045       1996
                                                      9.50            11.28                210,460       1995
                                                     10.00            9.50                  28,352       1994

Federated Utility Fund II                            17.96            18.01                639,124       1999
                                                     15.98            17.96                687,133       1998
                                                     12.80            15.98                437,287       1997
                                                     11.64            12.80                315,710       1996
                                                      9.50            11.64                197,013       1995
                                                     10.00            9.50                  44,207       1994


Federated U.S. Gov't. Securities II                  12.61            12.36                638,219       1999
                                                     11.88            12.61                582,790       1998
                                                     11.13            11.88                239,114       1997
                                                     10.83            11.13                208,602       1996
                                                     10.10            10.83                106,437       1995
                                                     10.00            10.10                 36,563       1994

                                       31

                                                  Accumulation    Accumulation        Number of Units
                                                 Unit Value 1       Unit Value         Outstanding at
                                                   Beginning         Ending             End of Year      Year
Fund                                                  ($)              ($)

IAI Regional                                         17.06            19.90                533,632       1999
                                                     17.03            17.06                760,302       1998
                                                     15.23            17.03                843,183       1997
                                                     13.80            15.23                646,379       1996
                                                     10.48            13.80                325,443       1995
                                                     10.00            10.48                 71,368       1994

IAI Reserve                                          11.61            11.66                 38,476       1999
                                                     11.17            11.61                 42,468       1998
                                                     10.82            11.17                 73,556       1997
                                                     10.46            10.82                 39,968       1996
                                                     10.09            10.46                 67,843       1995
                                                     10.00            10.09                 51,928       1994

IAI Balanced                                         15.91            16.25                180,094       1999
                                                     14.39            15.91                177,759       1998
                                                     12.52            14.39                143,880       1997
                                                     11.56            12.52                103,719       1996
                                                     10.09            11.56                 60,190       1995
                                                     10.00            10.09                 18,173       1994

Alger Small Capitalization**                         11.01            15.58                333,325       1999
                                                     10.00            11.01                217,169       1998

Alger MidCap Growth**                                12.17            15.83                257,838       1999
                                                     10.00            12.17                196,031       1998

Alger Growth**                                       13.66            18.02                676,378       1999
                                                     10.00            13.66                392,390       1998

Alger Leveraged AllCap**                             14.56            25.57                330,069       1999
                                                     10.00            14.56                106,760       1998

Alger Income and Growth**                            12.55            17.63                581,544       1999
                                                     10.00            12.55                333,125       1998

------------------------------
*  First offered 5/1/96
** First offered 3/1/98

1. Accumulation Unit Value: unit of measure used to calculate the value of a Contract Owner's interest in a Subaccount for any Valuation Period. An Accuulation Unit Value does not reflect a deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge.

2. The Alger American Fund (Small Capitalization; MidCap Growth; Growth; Leveraged AllCap; Income & Growth) and the Fidelity Index 500 Portfolio were not offered as of December 31, 1997.

A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.

                                   APPENDIX B
                         Portfolios and Performance Data
                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Fidelity Money Market Subaccount's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fidelity Money Market Subaccount refers to the net income earned by the Subaccount over the seven-day period stated in the advertisement. This income is then "annualized." That is, the amount of income earned during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital gains or losses that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any Withdrawal Charges. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

In addition, the Separate Account may advertise an annualized 30-day (or one month) yield figure for Subaccounts other than the Fidelity Money Market Subaccount. These yield figures are based upon the actual performance of the Subaccount over a 30-day (or one month) period ending on a date specified in the advertisement. Like the money market yield data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges, but will not reflect any Withdrawal Charges or premium taxes. The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

The Separate Account may also advertise standardized and non-standardized "total return" data for its Subaccounts. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The standardized "total return" compares the value of a hypothetical investment made at the beginning of the period to the value of the same hypothetical investment at the end of the period. Standardized total return figures reflect the deduction of any Withdrawal Charge that would be imposed upon a complete redemption of the Contract at the end of the period. Recurring Contract charges are reflected in the standardized total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Subaccount.

In addition to the standardized "total return," the Separate Account may advertise non-standardized "total return." Non-standardized total return is calculated in a similar manner and for the same time periods as the standardized total return except that the Withdrawal Charge is not deducted. Further, we assumed an initial hypothetical investment of $20,000, because $20,000 is closer to the average Purchase Payment of a Contract which we expect to write. Standardized total return, on the other hand, assumes an initial hypothetical investment of $1,000.

The Separate Account may also disclose yield, standardized total return and non-standardized total return for time periods before the date the Separate Account commenced operations. In this case, performance data for the Subaccounts is calculated based on the performance of the Underlying Funds and assumes that the Subaccounts existed during the same time period as those of the Underlying Funds, with recurring Contract charges equal to those currently assessed against the Subaccounts.

Our advertisements may also compare the performance of our Subaccounts with:

(a)certain unmanaged market indices, including the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or

(b) other management investment companies with investment objectives similar to the underlying funds being compared. Our advertisements also may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, Variable Annuity Research Data Survey, and SEI.

The Contract Charges are described in more detail on page 22. We have described the computation of advertised performance data for the Separate Account in more detail on page 7 of the Statement of Additional Information.

                 (This page has been left blank intentionally)

                       STATEMENT OF ADDITIONAL INFORMATION
         Flexible Premium Individual Deferred Variable Annuity Contracts
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     Depositor: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by contacting us in writing at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532

              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2000.

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
The Contract........................................................3
         Annuity Payments...........................................3
         Annuity Unit Value.........................................3
         Illustrative Example of Variable  Annuity Payments.........4

Additional Federal Income Tax Information...........................4
         Introduction...............................................5
         Taxation of Lincoln Benefit Life Company...................5
         Exceptions to the Non-Natural Owner Rule...................5
         IRS Required Distribution at Death Rules...................5
         Qualified Plans............................................6
         Types of Qualified Plans...................................6

Separate Account Performance........................................7
Experts.............................................................13
Financial Statements................................................13

                                  THE CONTRACT

Annuity Payments

The amount of your annuity payments will depend on the following factors:

         (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any state premium taxes or applicable Withdrawal Charges;

         (b)      the Payment Option you have selected;

         (c)      the payment frequency you have selected;

         (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

         (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

Initial Monthly Annuity Payment

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any state premium tax and applicable Withdrawal Charges from your Contract Value on the Valuation Date next preceding the Annuity Date. Next, we apply that amount to the Payment Option you have selected. We will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your adjusted Contract Value by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

Subsequent Monthly Payments

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is the same as the first monthly payment.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

Annuity Unit Value

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each  Subaccount,  we  determine  the Annuity  Unit Value for any  Valuation
Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

         (a)      is the total of:

                  (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

                  (2)   the  per  share   amount   of  any   dividend  or  other
                        distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

                  (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and  which  we  determine  to  be  attributable  to  the
                        operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

         (b) is the net asset value of the Portfolio share determine as of the Valuation Date at the end of the preceding Valuation Period; and

         (c) is the mortality and expense risk charge and the administrative expense risk charge.

Illustrative Example of Annuity Unit Value Calculation

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

         Net Investment Factor = ($11.46/$11.44) - 0.0000384 = 1.0017099

The amount subtracted from the ratio of the two net asset values (0.0000384) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                               $101.03523 x 1.0017099  = $101.19845
                               ----------------------
                                     1.0000943

Illustrative Example of Variable Annuity Payments

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 x $15.432655 = $116,412.31. There are no premium taxes payable upon annuitization and no Withdrawal Charges are applicable. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

                  First Payment = $5.44 x ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

                  Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                  Second Payment =  4.77697 x $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

                    ADDITIONAL FEDERAL INCOME TAX INFORMATION

Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Lincoln Benefit Life Company

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the contract. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provision for such taxes.

Exceptions to the Non-Natural Owner Rule

Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions applies. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are:

(1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified Contracts;
(3) Contracts purchased by employers upon the termination of certain qualified plans;
(4) certain Contracts used in connection with structured settlement agreements, and
(5) Contracts purchased with a single premium when the annuity starting date is no later than a year from date of purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

To  qualify  as  an  annuity  contract  for  federal  income  tax  purposes,   a
nonqualified Contract must provide:

(1) if any owner dies on or after the annuity start date, but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

(2) if any owner dies prior to the annuity start date, the entire interest in the Contract must be distributed within five years after the date of the owner's death.

        The five year requirement is satisfied if:

        (1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

        (2) the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is a surviving spouse, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person is treated as the death of the owner.

Qualified Plans

This Contract may be used with several types of Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan. Qualified Plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the Qualified Plan regardless of the terms of the Contract.

Types of Qualified Plans

IRAs. Section 408 of the Code permits eligible individuals to contribute to an individual retirement plan known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract value. The Contract provides a Death Benefit that in certain situations, may exceed the greater of the payments or the contract value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs.

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement plan known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempt from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (Simple Plans)

Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the
Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

o        the date the employee attains age 59 1/2,
o        separates from service,
o        dies,
o        becomes disabled, or
o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.

Corporate and Self-Employed Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current income taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject only to the claims of the employer's general creditors, until such time as the assets become available to the employee or a beneficiary.

                          SEPARATE ACCOUNT PERFORMANCE

Performance data for the various Subaccounts are computed in the manner described below.

Fidelity Money Market Subaccount

The current yield is the annual yield on the Fidelity Money Market Subaccount assuming no reinvestment of dividends and excluding all realized or unrealized capital gains. We compute current yield by first determining the Base Period Return on a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period
                  EV = value of one Accumulation Unit at the end of the 7 day period

We determine  the value of the  Accumulation  Unit at the end of the period (EV)
by:

         (1) adding, to the value of the Unit at the beginning of the period (SV), the investment income from the underlying Variable Insurance Products Fund Money Market Portfolio attributed to the Unit over the period; and

         (2)      subtracting, from the result, the sum of:

                  (a) the portion of the annual Mortality and Expense Risk and Administrative Expense Charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365); and

                  (b) a prorated portion of the annual Contract Administration Charge of $25 per contract. The Contract Administration Charge is allocated among the Subaccounts in proportion to the total Contract Values similarly allocated. The Charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Fidelity Money Market Subaccount. The Charge is then multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                  Current Yield = (Base Period Return) x (365/7)

The Fidelity Money Market Subaccount also quotes an "effective yield". Effective yield differs from current yield in that effective yield takes into account the effect of dividend reinvestment. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for the reinvestment of dividends in the in the Variable Insurance Products Fund Money Market Portfolio by compounding the current yield according to the formula:

                  Effective Yield = [(Base Period Return + 1)365/7-1].

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

The yields quoted do not represent the yield of the Fidelity Money Market Subaccount in the future, because the yield is not fixed. Actual yields will differ depending on the type, quality and maturities of the investments held by the Variable Insurance Products Fund Money Market Portfolio and changes in interest rates on those investments. In addition, your yield also will be affected by factors specific to your Contract. For example, if your account is smaller than average, your yield will be lower, because the fixed dollar expense charges will affect the yield on small accounts more than they will affect the yield on larger accounts.

Yield information may be useful in reviewing the performance of the Fidelity Money Market Subaccount and for providing a basis for comparison with other investment alternatives. However, the Fidelity Money Market Subaccount's yield may vary on a daily basis, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

The Fidelity Money Market Portfolio's yield for the seven-day period ended December 31, 1999 was 5.72% and the compound effective yield for the same seven-day period was 5.88%.

Other Subaccounts

We compute the performance of the other Subaccounts in terms of an annualized "yield" and/or as "total return".

Yield

Yield will be expressed as an annualized percentage based on the Subaccount's performance over a stated 30-day (or one month) period. The annualized yield figures will reflect all recurring Contract charges and will not reflect Withdrawal Charges, transfer fees or premium taxes. To arrive at the yield percentage over the 30-day (or one month) period, the net income per Accumulation Unit of the Subaccount during the period is divided by the value of an Accumulation Unit as of the end of the period. The yield figure is then annualized by assuming monthly compounding of the 30-day (or one month) figure over a six-month period and then doubling the result.

         The formula used in computing the yield figure is:

                        Yield = 2  x ( ((a-b) + 1) 6 - 1)
                                        -----
                                          cd

         where:

         a  =     net investment  income earned during the period by the
                  underlying  Portfolio  attributable  to its shares held in the
                  Subaccount;
         b  =     expenses accrued for the period (net of reimbursements);
         c  =     average daily number of Accumulation Units outstanding  during the period; and
         d  =     the net asset value of an Accumulation Unit on the last day of the period.

These yield figures reflect all recurring Contract charges, as described in the explanation of the yield computation for the Fidelity Money Market Subaccount. Like the Fidelity Money Market Subaccount's yield figures, the yield figures for the other Subaccounts are based on past performance and should not be taken as predictive of future results.

Standardized Total Return

Standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The standardized total rate of return (T) is computed so that it satisfies the following formula:

                  P(1+T)n = ERV
where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
       ERV =      ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

The standardized total return figures reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Fidelity Money Market Subaccount, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. The effect of the Contract Administration Charges on your account usually will differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes. Accordingly, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the Fidelity Money Market and other Subaccount yield figures, standardized total return figures are based on historical data and are not intended to be a projection of future performance.

Non-Standardized Total Return

Non-standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

where:

         P = a hypothetical  initial payment of $20,000
         T = average annual total return
         n = number of years
       ERV = ending redeemable value of a hypothetical $20,000 payment made at the beginning of the one, five, or ten year period as of the end of the period (or fractional portion thereof).

Our non-standardized total return differs standardized total return in that in calculating non-standardized total return, we assumed an initial hypothetical investment of $20,000. We choose $20,000, because it is closer to the average Purchase Payment of a Contract that we expect to write. For standardized total return, we used an initial hypothetical investment of $1,000, as required by SEC regulations. The non-standardized total return figures reflect the effect of recurring charges, as discussed herein. Because the impact of Contract Administration Charges on your account will usually differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the standardized total return figures, non-standardized total return figures are based on historical data and are not intended to be a projection of future performance.

Time Periods Before the Date the Separate Account Commenced Operations

The Separate Account may also disclose yield, standardized total return and non-standardized total return for time periods before the Separate Account commenced operations. This performance data is based on the actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.

Tables of Total Return Calculations

The following tables include average annual total return and non-standardized total return for various periods as of December 31, 1999.

                     TOTAL RETURN -- AS OF DECEMBER 31, 1999
                          ASSUMING CONTRACT SURRENDERED

                                                                             AVERAGE ANNUAL TOTAL RETURN (4)
                                                         ----------------------------------------------------------
                                                                                                          SINCE
                                          INCEPTION                       5 YEAR         10 YEAR        INCEPTION
                                           DATE (3)      1 YEAR (%)         (%)            (%)             (%)
                                         -----------     -----------     ----------      ---------      -----------
JANUS
  Flexible Income..........................9/13/93          -4.65%          8.09%           N/A            6.38%
  Balanced ................................9/13/93          21.75%         22.34%           N/A           18.21%
  Growth (2)...............................9/13/93          39.10%         27.85%           N/A           23.00%
  Aggressive ..............................9/13/93         118.83%         34.22%           N/A           30.82%
  Worldwide Growth (2).....................9/13/93          59.18%         31.39%           N/A           25.57%

FEDERATED
  Utility II (2)...........................2/11/94          -3.77%         13.08%           N/A            9.72%
  U.S. Gov't II (2)........................3/28/94          -7.59%          3.39%           N/A            3.32%
  High Income Bond ........................3/1/94           -4.07%          8.25%           N/A            6.28%

FIDELITY VIP
  Money Market (1).........................4/1/82              N/A            N/A           N/A              N/A
  Equity Income (2)........................10/9/86           2.04%         16.69%           N/A           14.78%
  Growth (2)...............................10/9/86          35.49%         28.26%           N/A           22.79%
  Overseas (2).............................1/28/87          38.57%         15.77%           N/A           13.05%

FIDELITY VIP II
  Asset Manager (2)........................9/6/89            6.17%         13.68%           N/A            9.92%
  Contrafund (2)...........................1/3/95           20.96%            N/A           N/A           23.08%
  Index 500................................8/27/92          14.60%            N/A           N/A           19.14%

ALGER AMERICAN
  Income and Growth........................11/15/88         34.89%            N/A           N/A           34.09%
  Small Capitalization.....................9/21/88          35.29%            N/A           N/A           25.13%
  Growth...................................1/9/89           26.69%            N/A           N/A           35.10%
  MidCap...................................5/3/93           24.28%            N/A           N/A           25.74%
  Leveraged AllCap (2).....................1/25/95          70.72%            N/A           N/A           64.79%

SCUDDER
  Bond.....................................7/16/85          -8.03%          4.66%           N/A            2.89%
  Balanced.................................7/16/85           9.94%         17.95%           N/A           14.14%

                                      S-9

INVESTMENT ADVISERS, INC. (IAI)
  Regional.................................1/31/94          12.40%         13.23%           N/A           11.57%
  Reserve (2)..............................4/7/94           -6.20%          2.02%           N/A            2.13%
  Balanced (2).............................2/3/94           -3.00%          9.26%           N/A            7.11%

------------------------
(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.

(2) Total returns reflect the investment adviser waived all or part of its fee or reimbursed the investment options for a portion of its expenses. Otherwise, total returns would have been lower.

(3) Some of the underlying investment options were active before January 2, 1994, the effective date of the Investor's Select Separate Account. Where applicable, performance includes hypothetical performance for periods before the investment option was available in Investor's Select, applying contract charges assessed at the Separate Account

(4) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000, as required by the Securities and Exchange Commission (SEC); and (3) reflect the deduction of 1.4% annual asset charges, a $25 annual contract maintenance charge, and a maximum 7% contingent deferred sales charge (declining after two years). The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

N/A - Performance data is not been available for all or part of the period indicated (see Inception Date). Investment options with a 9/13/93 inception date or later will not have meaningful performance to report for the periods indicated.

                     TOTAL RETURN -- AS OF DECEMBER 31, 1999
                        ASSUMING CONTRACT NOT SURRENDERED

                                                                                  AVERAGE ANNUAL TOTAL RETURN (4)

                                                                            -------------------------------------------
                                                   MONTHLY      TOTAL                                          SINCE
                                    INCEPTION       RETURN     RETURN        1 YEAR    5 YEAR       10 YEAR  INCEPTION
                                      DATE (3)       (4) %    YTD (4) %        (%)       (%)         (%)        (%)
                                     ----------   ----------  ----------    --------   -------     -------   ---------
JANUS
  Flexible Income.....................9/13/93      -0.64%        0.07%        0.07%     8.66%        N/A      6.37%
  Balanced ...........................9/13/93       7.62%       24.84%       24.84%    22.52%        N/A     17.68%
  Growth (2)..........................9/13/93      10.57%       41.80%       41.80%    27.91%        N/A     21.93%
  Aggressive Growth ..................9/13/93      24.09%      121.99%      121.99%    34.17%        N/A     29.97%
  Worldwide Growth (2)................9/13/93      15.41%       61.96%       61.96%    31.54%        N/A     25.26%

FEDERATED
  Utility II (2)......................2/11/94      -0.27%        0.15%        0.15%    13.50%        N/A      9.95%
  U.S. Gov't II (2)...................3/28/94      -0.60%       -2.10%       -2.10%     4.06%        N/A      3.75%
  High Income Bond ...................3/1/94        0.86%        0.76%        0.76%     8.80%        N/A      6.61%

                                      S-10

FIDELITY VIP
  Money Market (1)....................4/1/82          N/A          N/A          N/A       N/A        N/A        N/A
  Equity Income (2)...................10/9/86       0.89%        5.25%        5.25%    16.93%     12.81%     12.07%
  Growth (2)..........................10/9/86       9.96%       38.41%       38.41%    28.34%     18.39%     17.22%
  Overseas (2)........................1/28/87      11.54%       43.31%       43.31%    16.06%      9.96%     10.50%

FIDELITY VIP II
  Asset Manager (2)...................9/6/89        4.05%       10.52%       10.52%    14.11%     11.55%     11.34%
  Contrafund (2)......................1/3/95        8.75%       24.84%       24.84%       N/A        N/A     26.36%
  Index 500...........................8/27/92       5.74%       20.48%       20.48%    26.60%        N/A     19.50%

ALGER AMERICAN
  Income and Growth...................11/15/88     17.20%       40.29%       40.29%    30.96%     17.13%     15.94%
  Small Capitalization................9/21/88      14.34%       41.25%       41.25%    20.79%     16.43%     18.89%
  Growth..............................1/9/89        8.33%       31.72%       31.72%    28.96%     21.04%     20.66%
  MidCap..............................5/3/93       12.12%       29.85%       29.85%    24.23%        N/A     22.07%
  Leveraged AllCap (2)................1/25/95      18.49%       75.37%       75.37%       N/A        N/A     45.07%

SCUDDER
  Bond................................7/16/85      -0.28%       -2.45%       -2.45%     5.33%      5.75%      5.80%
  Balanced............................7/16/85       4.14%       13.57%       13.57%    18.30%     11.65%     11.21%

INVESTMENT ADVISERS, INC. (IAI)
  Regional............................1/31/94       7.73%       16.59%       16.59%    13.52%        N/A     11.71%
  Reserve (2).........................4/7/94       -0.13%       -0.18%       -0.18%     2.74%        N/A      2.60%
  Balanced (2)........................2/3/94        2.64%        1.66%        1.66%     9.79%        N/A      7.42%

------------------------

             NON-STANDARDIZED TOTAL RETURN AS OF DECEMBER 31, 1999

                                                                         CALENDAR YEAR RETURN (4)
                                                                       ---------------------------
                                      CUMULATIVE (4)
                                        INCEPTION      TOTAL RETURN     1996     1997       1998
                                         DATE (3)     SINCE INCEPTION %   (%)      (%)        (%)

                                       ------------     -----------    -------  -------    -------
JANUS
  Flexible Income.........................9/13/93         47.51%        7.54%    10.07%     4.84%
  Balanced ...............................9/13/93        178.70%       14.43%    20.25%    30.79%
  Growth (2)..............................9/13/93        248.50%       16.66%    20.89%    33.55%
  Aggressive Growth ......................9/13/93        421.01%        6.32%    10.96%    32.23%
  Worldwide Growth (2)....................9/13/93        313.04%       27.09%    20.30%    26.80%

FEDERATED
  Utility II (2)..........................2/11/94         74.78%        9.88%    24.72%    12.22%
  U.S. Gov't II (2).......................3/28/94         23.64%        2.63%     6.94%     6.03%
  High Income Bond .......................3/1/94          45.31%       12.58%    12.11%     1.14%

FIDELITY VIP
  Money Market (1)........................4/1/82            N/A          N/A        N/A       N/A
  Equity Income ..........................10/9/86       351.45%       12.55%     26.17%     9.94%
  Growth .................................10/9/86       718.20%       12.97%     21.61%    37.38%
  Overseas ...............................1/28/87       263.35%       11.50%      9.87%    11.04%

FIDELITY VIP II
  Asset Manager ..........................9/6/89        202.94%       12.87%     18.82%    13.31%
  Contrafund (2)..........................1/3/95        221.48%       19.47%     22.26%    28.01%
  Index 500...............................8/27/92       270.00%       20.86%     30.82%    26.37%

ALGER AMERICAN
  Income and Growth.......................11/15/88      418.11%       17.87%     34.22%    30.39%
  Small Capitalization....................9/21/88       603.56%        2.61%      9.71%    13.78%
  Growth..................................1/9/89        685.43%       11.63%     23.84%    45.83%
  MidCap..................................5/3/93        277.44%       10.20%     13.27%    28.33%
  Leveraged AllCap .......................1/25/95       526.31%       10.34%     17.87%    55.44%

SCUDDER
  Bond....................................7/16/85       126.03%        1.26%      7.45%     4.96%
  Balanced................................7/16/85       364.65%       10.20%     22.33%    21.32%

INVESTMENT ADVISERS, INC. (IAI)
  Regional................................1/31/94        92.48%       10.19%     11.73%     0.02%
  Reserve (2).............................4/7/94         15.86%        3.35%      3.04%     3.87%
  Balanced (2)............................2/3/94         52.60%        8.14%     14.83%    10.41%

------------------------
(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return. The Fidelity Investments Money Market Fund experienced an SEC 7-day effective yield of 4.11% and a 7 day current yield of 4.03% as of November 30, 1999.

(2) Total returns reflect the investment adviser waived all or part of its fee or reimbursed the investment options for a portion of its expenses. Otherwise, total returns would have been lower.

(3) Some of the underlying investment options were active before January 2, 1994, the effective date of the Investor's Select Separate Account. Where applicable, performance includes hypothetical performance for periods before the investment option was available in Investor's Select, applying contract charges assessed at the Separate Account

(4) Total returns include change in share price, reinvestment of dividends, and capital gains. An initial hypothetical investment of $20,000 is assumed since this is closer to the average purchase payment of a contract expected to be written than the $1,000 assumed for SEC required returns shown on page [ ]. Returns reflect deductions of 1.4% annual asset charges and a $25.00 annual contract administration charge, but do not include the applicable contingent deferred sales charge. The impact of the annual contract administration charge on vestment returns will vary depending on the size of the contract.

N/A Certain Portfolios do not have meaningful performance for the periods indicated. In the future, as such data becomes available, total return will be calculated as described above.

                                    EXPERTS

The consolidated financial statements and related financial statement schedule of Lincoln Benefit Life Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Lincoln Benefit Life Variable Annuity Account as of December 31, 1999, and for the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The financial statements of the Variable Annuity Account as of December 31, 1999 and for the periods in the two years then ended, the consolidated financial statements and related financial statement schedule of Lincoln Benefit Life Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the accompanying Independent Auditors' Report appear in the pages that follow. The financial statements of the Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Consolidated Statements of Financial Position of Lincoln Benefit Life Company and subsidiary (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV - Reinsurance. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                          LINCOLN BENEFIT LIFE COMPANY
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                        DECEMBER 31,
                                                                --------------------------
                                                                   1999            1998
                                                                -----------    -----------
($ in thousands, except par value)

ASSETS
Investments
     Fixed income securities, at fair value
       (amortized cost $158,747 and $149,898)                   $   157,218    $   158,984
     Short-term                                                       1,919          3,675
                                                                -----------    -----------
          Total investments                                         159,137        162,659

Cash                                                                  1,110          1,735
Reinsurance recoverable from
     Allstate Life Insurance Company                              7,539,995      6,938,717
Reinsurance recoverables from non-affiliates                        260,324        199,997
Other assets                                                          4,447         12,286
Separate Accounts                                                 1,411,996        763,416
                                                                -----------    -----------
     TOTAL ASSETS                                               $ 9,377,009    $ 8,078,810
                                                                ===========    ===========

LIABILITIES
Reserve for life-contingent contract benefits                   $   419,117    $   346,974
Contractholder funds                                              7,369,664      6,785,070
Current income taxes payable                                          3,401          3,659
Deferred income taxes                                                   745          5,546
Payable to affiliates, net                                           12,723         10,536
Other liabilities and accrued expenses                                1,528          3,831
Separate Accounts                                                 1,411,996        763,416
                                                                -----------    -----------
          TOTAL LIABILITIES                                       9,219,174      7,919,032
                                                                -----------    -----------

COMMITMENTS AND CONTINGENT LIABILITIES  (NOTE 12)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares
  authorized, 25,000 issued and outstanding                           2,500          2,500
Additional capital paid-in                                          116,750        116,750
Retained income                                                      39,579         34,622
Accumulated other comprehensive (loss) income:
     Unrealized net capital (losses) gains                             (994)         5,906
                                                                -----------    -----------
          TOTAL ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME          (994)         5,906
                                                                -----------    -----------
          TOTAL SHAREHOLDER'S EQUITY                                157,835        159,778
                                                                -----------    -----------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $ 9,377,009    $ 8,078,810
                                                                ===========    ===========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                         YEAR ENDED DECEMBER 31,
                                                    -------------------------------
($ in thousands)                                      1999        1998       1997
                                                    --------    --------   --------
REVENUES
Net investment income                               $ 10,740    $ 10,078   $ 10,067
Realized capital gains and losses                       (913)        134         17
Other (expense) income                                (2,311)        162        503
                                                    --------    --------   --------

INCOME FROM OPERATIONS
  BEFORE INCOME TAX EXPENSE                            7,516      10,374     10,587
Income tax expense                                     2,559       3,704      3,735
                                                    --------    --------   --------

NET INCOME                                             4,957       6,670      6,852
                                                    --------    --------   --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses     (6,900)      1,774      2,331
                                                    --------    --------   --------

COMPREHENSIVE (LOSS) INCOME                         $ (1,943)   $  8,444   $  9,183
                                                    ========    ========   ========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                            DECEMBER 31,
                                                ----------------------------------
($ in thousands)                                   1999         1998        1997
                                                ---------    ---------   ---------
COMMON STOCK                                    $   2,500    $   2,500   $   2,500
                                                ---------    ---------   ---------

ADDITIONAL CAPITAL PAID-IN                      $ 116,750    $ 116,750   $ 116,750
                                                ---------    ---------   ---------

RETAINED INCOME
Balance, beginning of year                      $  34,622    $  27,952   $  21,110
Net income                                          4,957        6,670       6,852
Dividend-in-kind                                        -            -         (10)
                                                ---------    ---------   ---------
Balance, end of year                               39,579       34,622      27,952
                                                ---------    ---------   ---------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                      $   5,906    $   4,132   $   1,801
Change in unrealized net capital gains
  and losses                                       (6,900)       1,774       2,331
                                                ---------    ---------   ---------
Balance, end of year                                 (994)       5,906       4,132
                                                ---------    ---------   ---------

     TOTAL SHAREHOLDER'S EQUITY                 $ 157,835    $ 159,778   $ 151,334
                                                =========    =========   =========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                YEAR ENDED DECEMBER 31,
                                                           --------------------------------
($ in thousands)                                             1999        1998        1997
                                                           --------    --------    --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  4,957    $  6,670    $  6,852
Adjustments to reconcile net income to net cash
  provided by operating activities
     Depreciation, amortization and other non-cash items     (5,313)          2          20
     Realized capital gains and losses                          913        (134)        (17)
     Changes in:
          Life-contingent contract benefits and
            contractholder funds                             (4,868)      1,394         427
          Income taxes payable                               (1,343)      2,973        (381)
          Other operating assets and liabilities             11,344      (2,867)     (4,606)
                                                           --------    --------    --------
               Net cash provided by operating activities      5,690       8,038       2,295
                                                           --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
     Proceeds from sales                                     17,760           -           -
     Investment collections                                  13,580      10,710      11,980
     Investments purchases                                  (39,723)    (18,587)    (18,307)
Change in short-term investments, net                         2,068      (2,646)        840
                                                           --------    --------    --------
          Net cash used in investing activities              (6,315)    (10,523)     (5,487)
                                                           --------    --------    --------

NET DECREASE IN CASH                                           (625)     (2,485)     (3,192)
CASH AT THE BEGINNING OF YEAR                                 1,735       4,220       7,412
                                                           --------    --------    --------
CASH AT END OF YEAR                                        $  1,110    $  1,735    $  4,220
                                                           ========    ========    ========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Noncash financing activity
     Dividend-in-kind to Allstate Life Insurance Company   $      -    $      -    $    (10)
                                                           ========    ========    ========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of Lincoln Benefit Life Company ("LBL") and its wholly owned subsidiary, AFD, Inc. (formerly Allstate Financial Distributors, Inc), a registered broker-dealer, (collectively, the "Company"). LBL is a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles. All significant intercompany accounts and transactions have been eliminated.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a broad line of life insurance and savings products primarily through independent insurance agents and brokers. Life insurance consists of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life and indexed life insurance. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. In 1999, annuity premiums and deposits represented 80.9% of the Company's total statutory premiums and deposits.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, Wisconsin, Pennsylvania and Illinois for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded. Such amounts are reflected net of such reinsurance in the consolidated statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's consolidated financial statements as those assets are owned and managed under terms of the reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the consolidated statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of related contractholder account balance.

Limited payment contracts, a type of immediate annuity with life contingencies and single premium life contract, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Investment contracts also include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains or losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations and comprehensive income. Revenues to the Company from Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.


3.   RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the consolidated statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the consolidated statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits are not included in the Company's consolidated financial statements as those assets are owned and managed under terms of the reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                                    YEAR ENDED DECEMBER 31,
                                                ------------------------------
($ in thousands)                                  1999       1998       1997
                                                --------   --------   --------
Premiums                                        $ 60,451   $ 30,811   $ 34,834
Contract charges                                 127,403    106,158     87,061
Credited interest, policy benefits, and other
  expenses                                       684,704    624,620    533,369

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,418,

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

$45,940 and $34,947 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.   INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                   GROSS UNREALIZED
                                                  ------------------
                                     AMORTIZED                            FAIR
                                        COST       GAINS     LOSSES       VALUE
                                     ---------    -------   --------    --------
AT DECEMBER 31, 1999
U.S. government and agencies         $  11,849    $   606   $    (30)  $  12,425
Corporate                               95,036        439     (3,282)     92,193
Municipal                               10,625         78       (108)     10,595
Mortgage-backed securities              41,237      1,372       (604)     42,005
                                     ---------    -------   --------    --------
     Total fixed income securities   $ 158,747    $ 2,495   $ (4,024)  $ 157,218
                                     =========    =======   ========    ========

AT DECEMBER 31, 1998
U.S. government and agencies         $  14,105    $ 2,498   $      -    $ 16,603
Corporate                               84,547      3,548       (151)     87,944
Foreign government                       3,031        239          -       3,270
Mortgage-backed securities              48,215      2,972        (20)     51,167
                                     ---------    -------   --------    --------
     Total fixed income securities   $ 149,898    $ 9,257   $   (171)   $158,984
                                     =========    =======   ========    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                         AMORTIZED    FAIR
                                            COST      VALUE
                                         ---------  --------
Due in one year or less                  $   2,000  $  1,999
Due after one year through five years       38,778    38,374
Due after five years through ten years      56,887    54,579
Due after ten years                         19,845    20,261
                                         ---------  --------
                                           117,510   115,213
Mortgage-backed securities                  41,237    42,005
                                         ---------  --------
     Total                               $ 158,747  $157,218
                                         =========  ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                               LINCOLN BENEFIT LIFE COMPANY
                       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   ($ IN THOUSANDS)




NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                   1999             1998           1997
                                          ----             ----           ----
Fixed income securities               $  10,380         $ 10,375       $ 10,032
 Short-term investments                     577              286            195
                                         ------           ------         ------
  Investment income, before expense      10,957           10,661         10,227
  Investment expense                        217              583            160
                                         ------           ------         ------
  Net investment income               $  10,740         $ 10,078       $ 10,067
                                      =========         ========       ========

REALIZED CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,                   1999             1998           1997
                                          ----             ----           ----

Fixed income securities               $   (913)         $   134        $     17
  Income taxes                            (320)              47               6
                                      --------          -------        --------
  Realized capital gains and losses,
    after tax                         $   (593)         $    87        $     11
                                      ========          =======        ========

Excluding calls and prepayments, gross gains of $1 and gross losses of $914 were realized on sales of fixed income securities during 1999. There were no gross gains or losses realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:


                                         COST/                               GROSS UNREALIZED           UNREALIZED
                                      AMORTIZED COST         FAIR VALUE     GAINS       LOSSES          NET LOSSES
                                      --------------         ----------     -----       ------          ----------

Fixed income securities                  $ 158,747          $ 157,218       $2,495     $ (4,024)       $  (1,529)
                                        ==========          =========       ======     ========
Deferred income taxes                                                                                        535
                                                                                                       ---------
Unrealized net capital losses                                                                          $    (994)
                                                                                                       =========








CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,                                 1999               1998               1997
                                                        ----               ----               ----
     Fixed income securities                       $  (10,615)         $  2,729           $  3,585
     Deferred income taxes                              3,715              (955)            (1,254)
                                                   ----------          --------           --------
     (Decrease) increase in unrealized net
        capital gains                              $   (6,900)         $  1,774           $  2,331
                                                   ==========          ========           ========





SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $7,628 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables) and liabilities (including traditional life

                            LINCOLN BENEFIT LIFE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                              ($ IN THOUSANDS)

and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value.
Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:


                                                  1999                        1998
                                                  ----                        ----
                                       CARRYING          FAIR      CARRYING          FAIR
                                        VALUE            VALUE      VALUE            VALUE
                                       --------          -----     --------          -----
Fixed income securities              $  157,218        $ 157,218  $ 158,984       $  158,984
Short-term investments                    1,919            1,919      3,675            3,675
Separate Accounts                     1,411,996        1,411,996    763,416          763,416


Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:


                                                 1999                         1998
                                                 ----                         ----
                                      CARRYING            FAIR      CARRYING        FAIR
                                       VALUE              VALUE      VALUE          VALUE
                                      --------            -----     --------        -----

Contractholder funds on
  investment contracts              $ 5,716,583        $ 5,424,725  $ 5,220,485    $ 5,006,124
Separate Accounts                     1,411,996          1,411,996      763,416        763,416


The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                         LINCOLN BENEFIT LIFE COMPANY
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                              ($ IN THOUSANDS)


6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:


                                                         1999              1998
                                                         ----              ----
          Immediate annuities                         $ 79,269          $  56,683
          Traditional life                             312,130            228,734
          Other                                         27,718             61,557
                                                      --------          ---------
             Total life-contingent contract benefits  $419,117          $ 346,974
                                                      ========          =========

The assumptions for mortality generally utilized in calculating reserves include, the 1983 group annuity mortality table for immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 4.4% to 9.3% for immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

At December 31, contractholder funds consists of the following:



                                                         1999              1998
                                                         ----              ----

          Interest-sensitive life                   $ 1,656,087      $  1,572,478
          Fixed annuities:
            Immediate annuities                         123,637           105,692
            Deferred annuities                        5,589,940         5,106,900
                                                    -----------      ------------
            Total contractholder funds              $ 7,369,664      $  6,785,070
                                                    ===========      ============

Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.2% to 7.4% for interest-sensitive life contracts; 4.4% to 9.3% for immediate annuities and 1.6% to 26.2% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 10% of deferred annuities are subject to a market value adjustment.

7. REINSURANCE

The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single

                           LINCOLN BENEFIT LIFE COMPANY
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               ($ IN THOUSANDS)

reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The following amounts were ceded to third parties under reinsurance agreements:


                                                     YEAR ENDED DECEMBER 31,
                                                 1999        1998         1997
                                                 ----        ----         ----
Premiums                                    $  201,889    $ 154,320    $173,855
Policy benefits and other expenses             182,389      202,676     182,799



8.  CORPORATION RESTRUCTURING

On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and servicing capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.  INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns

                        LINCOLN BENEFIT LIFE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ IN THOUSANDS)


are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follow:


                                                       1999             1998
                                                       ----             ----
DEFERRED ASSETS
Unrealized net capital losses                     $     535          $      -
Other assets                                            897                 -
                                                  ---------          --------
   Total deferred assets                              1,432                 -

DEFERRED LIABILITIES
Difference in tax bases of investments               (2,177)           (2,244)
Unrealized net capital gains                              -            (3,180)
Other liabilities                                         -              (122)
                                                  ---------          --------
  Total deferred liabilities                         (2,177)           (5,546)
                                                  ---------          --------
  Net deferred liability                          $    (745)         $ (5,546)
                                                  =========          ========


The components of the income tax expense for the year ended at December 31, are as follow:


                                          1999           1998         1997
                                          ----           ----         ----
Current                                $  3,645        $ 3,262      $ 4,321
Deferred                                 (1,086)           442         (586)
                                       --------        -------      -------
   Total income tax expense            $  2,559        $ 3,704      $ 3,735
                                       ========        =======      =======


The Company paid income taxes of $3,902, $731 and $4,116 in 1999, 1998 and 1997, respectively

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                          1999           1998         1997
                                          ----           ----         ----
Statutory federal income tax rate         35.0%          35.0%        35.0%
Other                                     (1.0)            .7           .3
                                          ----           ----         ----
Effective income tax rate                 34.0%          35.7%        35.3%
                                          ====           ====         ====


Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $340, will result in federal income taxes payable of $119 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

                        LINCOLN BENEFIT LIFE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ IN THOUSANDS)


10.  STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $153,632 and $146,842 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $6,091, $7,201 and $6,665 for the years ended December 31, 1999, 1998 and 1997, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Nebraska, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Nebraska Department of Insurance is $15,113.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 1999, RBC for the Company was significantly above a level that would require regulatory action.

                             LINCOLN BENEFIT LIFE COMPANY
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   ($ IN THOUSANDS)

11.  OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                         1999                            1998                            1997
                              -----------------------------   --------------------------      ---------------------------------
                                                   After-                          After-                               After-
                              Pretax     Tax       Tax        Pretax     Tax        Tax        Pretax         Tax         Tax
                              ------     ---       ------     ------     ---       ------      ------         ---       ------
UNREALIZED CAPITAL GAINS
 AND LOSSES:
-------------------------
 Unrealized holding
   (losses) gains arising
   during the period        $ (11,528)  $ 4,035  $ (7,493)    $ 2,863   $(1,002)   $ 1,861     $ 3,602     $ (1,260)    $ 2,342
 Less: reclassification
   adjustments                   (913)      320      (593)        134       (47)        87          17           (6)         11
                            ---------   -------  --------     -------   -------    -------     -------     --------     -------
 Unrealized net capital
   (losses) gains             (10,615)    3,715    (6,900)      2,729      (955)     1,774       3,585       (1,254)      2,331
                            ---------   -------  --------     -------  --------    -------     -------     --------     -------
 Other comprehensive
   (loss) income            $ (10,615)  $ 3,715  $ (6,900)    $ 2,729   $  (955)   $ 1,774     $ 3,585     $ (1,254)    $ 2,331
                            =========   =======  ========     =======   =======    =======     =======     ========     =======


12.  COMMITMENTS AND CONTINGENT LIABILITIES

LEASES
The Company leases certain office facilities and computer equipment.
Total rent expense for all leases was $2,042, $1,743 and $1,596 in 1999, 1998 and 1997, respectively. Minimum rental commitments under noncancelable operating leases with initial or remaining term of more than one year as of December 31, are as follows:


                                                          1999
                                                          ----
                                           2000         $ 1,815
                                           2001             296
                                           2002              12
                                           2003              12
                                           2004              12
                                     Thereafter             264
                                                        -------
                                                        $ 2,411
                                                        =======


REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, and tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate

                             LINCOLN BENEFIT LIFE COMPANY
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   ($ IN THOUSANDS)


liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.


13. SALE OF BUILDING

Included within other income and expenses in the Company's consolidated statements of operations and comprehensive income for 1999, is a write-down of $798 associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1,200 related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.


14. SUBSEQUENT EVENT

On January 13, 2000, the Company declared a dividend of all the common shares of AFD, Inc stock to ALIC. AFD, Inc income (loss) after taxes, included within other income and expenses and income tax expense was ($9), $136, and $580 in 1999, 1998 and 1997, respectively. Total assets for AFD, Inc were immaterial to the Company in total at December 31, 1999 and 1998.

                                LINCOLN BENEFIT LIFE COMPANY
                                 SCHEDULE IV - REINSURANCE
                                       ($ IN THOUSANDS)


                                       GROSS                        NET
YEAR ENDED DECEMBER 31, 1999           AMOUNT         CEDED        AMOUNT
----------------------------           ------         -----        ------
Life insurance in force           $ 109,520,029   $ 109,520,029  $       -
                                  =============   =============  =========

Premiums and contract charges:
       Life and annuities         $     369,540   $     369,540  $       -
       Accident and health               20,203          20,203          -
                                  -------------   -------------  ---------
                                  $     389,743   $     389,743  $       -
                                  =============   =============  =========


                                     GROSS                          NET
YEAR ENDED DECEMBER 31, 1998         AMOUNT           CEDED        AMOUNT
----------------------------         --------         -------      ------

Life insurance in force           $  97,690,299   $  97,690,299  $       -
                                  =============   =============  =========

Premiums and contract charges:
       Life and annuities         $     287,839   $     287,839  $       -
       Accident and health                3,450           3,450          -
                                  -------------   -------------  ---------
                                  $     291,289   $     291,289  $       -
                                  =============   =============  =========


                                     GROSS                          NET
YEAR ENDED DECEMBER 31, 1997         AMOUNT             CEDED       AMOUNT
----------------------------         ------             -----       ------

Life insurance in force           $  72,754,000   $  72,754,000  $       -
                                  =============   =============  =========

Premiums and contract charges:
       Life and annuities         $     277,825   $     277,825  $       -
       Accident and health               35,217   $      35,217          -
                                  -------------   -------------  ---------
                                  $     313,042   $     313,042  $       -
                                  =============   =============  =========


                                -----------------------------------------------
                                LINCOLN BENEFIT LIFE
                                VARIABLE ANNUITY
                                ACCOUNT

                                FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                                AND FOR THE PERIODS ENDED DECEMBER 31, 1999 AND DECEMBER 31, 1998, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statement of net assets of Lincoln Benefit Life Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------
      ($ and shares in thousands)

      NET ASSETS
      Allocation to Sub-Accounts investing in Alger American Fund:
          Growth, 465 shares (cost $25,423)                                                                       $    29,948
          Income and Growth, 1,293 shares (cost $16,957)                                                               22,730
          Leveraged AllCap, 368 shares (cost $15,615)                                                                  21,354
          MidCap Growth, 240 shares (cost $6,495)                                                                       7,735
          Small Capitalization, 140 shares (cost $6,067)                                                                7,717

      Allocation to Sub-Accounts investing in Janus Aspen Series:
          Flexible Income, 1,280 shares (cost $15,085)                                                                 14,619
          Balanced, 2,451 shares (cost $51,923)                                                                        68,437
          Growth, 3,378 shares (cost $78,230)                                                                         113,658
          Aggressive Growth, 1,652 shares (cost $49,822)                                                               98,626
          Worldwide Growth, 3,234 shares (cost $87,958)                                                               154,433

      Allocation to Sub-Accounts investing in IAI Retirement Funds, Inc.:
          Regional, 583 shares (cost $8,585)                                                                           10,620
          Reserve, 45 shares (cost $451)                                                                                  449
          Balanced, 192 shares (cost $2,646)                                                                            2,927

      Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund II:
          Asset Manager, 1,244 shares (cost $20,297)                                                                   23,233
          Contrafund, 2,184 shares (cost $50,524)                                                                      63,666
          Index 500, 354 shares (cost $51,343)                                                                         59,249

      Allocation to Sub-Accounts investing in Fidelity Variable Insurance Products Fund:
          Money Market, 66,146 shares (cost $66,146)                                                                   66,146
          Equity-Income, 3,541 shares (cost $81,682)                                                                   91,036
          Growth, 1,782 shares (cost $69,050)                                                                          97,878
          Overseas, 1,046 shares (cost $21,378)                                                                        28,711

      Allocation to Sub-Accounts investing in Federated Insurance Management Series:
          High Income Bond Fund II, 1,872 shares (cost $19,864)                                                        19,172
          Utility Fund II, 1,146 shares (cost $15,593)                                                                 16,444
          U.S. Government Securities Fund II, 1,150 shares (cost $12,315)                                              12,147

      Allocation to Sub-Accounts investing in Scudder Variable Life Investment Fund:
          Bond, 1,215 shares (cost $8,159)                                                                              7,884
          Balanced, 1,523 shares (cost $20,292)                                                                        24,533
          Growth and Income, 205 shares (cost $2,238)                                                                   2,247
          Global Discovery, 116 shares (cost $1,350)                                                                    1,528
          International, 77 shares (cost $1,233)                                                                        1,561


See notes to financial statements.


                                        2

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
      ($ and shares in thousands)

      NET ASSETS
      Allocation to Sub-Accounts investing in Strong Variable Insurance Funds, Inc.:
          Discovery Fund II, 18 shares (cost $180)                                                                  $     205
          Growth Fund II, 180 shares (cost $4,012)                                                                      5,453

      Allocation to Sub-Accounts investing in Strong Opportunity Fund II, Inc.:
          Opportunity Fund II, 49 shares (cost $1,119)                                                                  1,264

      Allocation to Sub-Accounts investing in T. Rowe Price International Series, Inc.:
          International Stock, 52 shares (cost $811)                                                                      992

      Allocation to Sub-Accounts investing in T. Rowe Price Equity Series, Inc.:
          New America Growth, 47 shares (cost $1,195)                                                                   1,230
          Mid-Cap Growth, 170 shares (cost $2,457)                                                                      2,973
          Equity Income, 159 shares (cost $3,165)                                                                       2,978

      Allocation to Sub-Accounts investing in MFS Variable Insurance Trust:
          Growth with Income Series, 183 shares (cost $3,707)                                                           3,892
          Research Series, 94 shares (cost $1,886)                                                                      2,199
          Emerging Growth Series, 119 shares (cost $2,975)                                                              4,527
          Total Return Series, 130 shares (cost $2,317)                                                                 2,311
          New Discovery Series, 123 shares (cost $1,599)                                                                2,117

      Allocation to Sub-Accounts investing in STI Classic Variable Trust:
          Capital Appreciation, 16 shares (cost $331)                                                                     327
          International Equity, 0 shares (cost $0)                                                                          -
          Value Income Stock, 7 shares (cost $98)                                                                          90

      Allocation to Sub-Accounts investing in Goldman Sachs Variable Insurance Trust:
          CORE Small Cap Equity, 42 shares (cost $417)                                                                    440
          International Equity, 24 shares (cost $337)                                                                     341

      Allocation to Sub-Accounts investing in J.P. Morgan Series Trust II:
          Small Company, 36 shares (cost $572)                                                                            596

      Allocation to Sub-Accounts investing in Lazard Retirement Series Trust:
          Emerging Markets, 18 shares (cost $190)                                                                         194
          International Equity, 26 shares (cost $344)                                                                     352

      Allocation to Sub-Accounts investing in LSA Variable Series Trust:
          Focused Equity, 44 shares (cost $521)                                                                           532
          Balanced, 8 shares (cost $77)                                                                                    78
          Growth Equity, 29 shares (cost $334)                                                                            346
          Disciplined Equity, 13 shares (cost $143)                                                                       145
          Value Equity, 18 shares (cost $185)                                                                             190
          Emerging Growth Equity, 21 shares (cost $364)                                                                   375


See notes to financial statements.


                                        3

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------
      ($ and shares in thousands)

      NET ASSETS
      Allocation to Sub-Accounts investing in Morgan Stanley Dean Witter Universal Funds, Inc.:
          Mid Cap Growth, 7 shares (cost $87)                                                                    $         91
          Mid Cap Value, 5 shares (cost $70)                                                                               73
          High Yield, 18 shares (cost $185)                                                                               185

      Allocation to Sub- Accounts investing in OCC Accumulation Trust:
          Equity, 2 shares (cost $61)                                                                                      61
          Small Cap, 0 shares (cost $0)                                                                                     -

      Allocation to Sub-Accounts investing in PIMCO Variable Insurance Trust:
          StocksPLUS Growth and Income, 11 shares (cost $149)                                                             149
          Foreign Bond, 19 shares (cost $182)                                                                             182
          Total Return Bond, 58 shares (cost $551)                                                                        552
          Money Market, 566 shares (cost $566)                                                                            566

      Allocation to Sub-Accounts investing in Salomon Brothers Variable Series Funds:
          Capital, 42 shares (cost $576)                                                                                  568

                                                                                                                 --------------


          Net Assets                                                                                             $  1,105,262
                                                                                                                 ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                    Alger American Fund Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                                 For the Period Ended December 31, 1999
                                                 ----------------------------------------------------------------------------

                                                                Income and      Leveraged       MidCap          Small
                                                   Growth         Growth         AllCap         Growth       Capitalization
                                                 ------------   ------------   ------------   ------------   ----------------
     INVESTMENT INCOME
     Dividends                                   $     1,218    $       580    $       376    $       525    $         414
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                      (218)          (152)          (111)           (56)             (55)
        Administrative expense                           (22)           (16)           (11)            (6)              (6)
                                                 ------------   ------------   ------------   ------------   ----------------

          Net investment income (loss)                   978            412            254            463              353
                                                 ------------   ------------   ------------   ------------   ----------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                           18,560          5,180          9,093          4,636           10,425
        Cost of investments sold                      17,643          5,205          8,403          4,319           10,303
                                                 ------------   ------------   ------------   ------------   ----------------

          Net realized gains (losses)                    917            (25)           690            317              122
                                                 ------------   ------------   ------------   ------------   ----------------

     Change in unrealized gains (losses)               3,613          5,172          5,433            973            1,460
                                                 ------------   ------------   ------------   ------------   ----------------

          Net gains (losses) on investments            4,530          5,147          6,123          1,290            1,582
                                                 ------------   ------------   ------------   ------------   ----------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                $     5,508    $     5,559    $     6,377    $     1,753    $       1,935
                                                 ============   ============   ============   ============   ================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                        Janus Aspen Series Sub-Accounts
                                                    ------------------------------------------------------------------------

                                                                    For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------------------

                                                     Flexible                                     Aggressive      Worldwide
                                                      Income        Balanced        Growth          Growth         Growth
                                                    ------------   ------------   ------------   ------------   ------------
     INVESTMENT INCOME
     Dividends                                      $       999    $     1,218    $       589    $     1,796    $       181
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                         (173)          (610)          (981)          (651)        (1,290)
        Administrative expense                              (20)           (69)          (112)           (75)          (149)
                                                    ------------   ------------   ------------   ------------   ------------

           Net investment income (loss)                     806            539           (504)         1,070         (1,258)
                                                    ------------   ------------   ------------   ------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                               6,474         13,650         45,030         36,298         41,864
        Cost of investments sold                          6,507         10,967         37,024         28,202         31,610
                                                    ------------   ------------   ------------   ------------   ------------

           Net realized gains (losses)                      (33)         2,683          8,006          8,096         10,254
                                                    ------------   ------------   ------------   ------------   ------------

     Change in unrealized gains (losses)                   (730)         8,490         21,736         38,961         48,843
                                                    ------------   ------------   ------------   ------------   ------------

           Net gains (losses) on investments               (763)        11,173         29,742         47,057         59,097
                                                    ------------   ------------   ------------   ------------   ------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $        43    $    11,712    $    29,238    $    48,127    $    57,839
                                                    ============   ============   ============   ============   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                 Fidelity Variable Insurance
                                                     IAI Retirement Funds, Inc. Sub-Accounts     Products Fund II Sub-Accounts
                                                    ------------------------------------------   -----------------------------

                                                                    For the Period Ended December 31, 1999
                                                    --------------------------------------------------------------------------
                                                                                                    Asset
                                                     Regional        Reserve        Balanced       Manager        Contrafund
                                                    ------------   ------------   ------------   ------------   --------------
     INVESTMENT INCOME
     Dividends                                      $       196    $        19    $       169    $     1,571    $       1,591
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                         (140)            (6)           (32)          (268)            (605)
        Administrative expense                              (17)            (1)            (4)           (32)             (70)
                                                    ------------   ------------   ------------   ------------   --------------

           Net investment income (loss)                      39             12            133          1,271              916
                                                    ------------   ------------   ------------   ------------   --------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                               4,744            192            818          5,075           33,589
        Cost of investments sold                          4,402            193            739          4,717           30,117
                                                    ------------   ------------   ------------   ------------   --------------

           Net realized gains (losses)                      342             (1)            79            358            3,472
                                                    ------------   ------------   ------------   ------------   --------------

     Change in unrealized gains (losses)                  1,194             (8)          (149)           398            5,798
                                                    ------------   ------------   ------------   ------------   --------------

           Net gains (losses) on investments              1,536             (9)           (70)           756            9,270
                                                    ------------   ------------   ------------   ------------   --------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $     1,575    $         3    $        63    $     2,027    $      10,186
                                                    ============   ============   ============   ============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                     Fidelity
                                                     Variable
                                                     Insurance
                                                     Products
                                                      Fund II
                                                    Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                                    ------------   ---------------------------------------------------------

                                                                     For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------------------

                                                                      Money          Equity-
                                                     Index 500        Market         Income         Growth        Overseas
                                                    ------------   ------------   ------------   ------------   ------------
     INVESTMENT INCOME
     Dividends                                      $       295    $     2,345    $     4,087    $     7,029    $       875
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                         (461)          (576)        (1,145)          (940)          (291)
        Administrative expense                              (46)           (63)          (134)          (110)           (34)
                                                    ------------   ------------   ------------   ------------   ------------

           Net investment income (loss)                    (212)         1,706          2,808          5,979            550
                                                    ------------   ------------   ------------   ------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                              10,332        304,969         33,593         35,171         70,759
        Cost of investments sold                          9,568        304,969         30,104         30,352         69,501
                                                    ------------   ------------   ------------   ------------   ------------

           Net realized gains (losses)                      764              -          3,489          4,819          1,258
                                                    ------------   ------------   ------------   ------------   ------------

     Change in unrealized gains (losses)                  6,222              -         (2,491)        13,445          6,304
                                                    ------------   ------------   ------------   ------------   ------------

           Net gains (losses) on investments              6,986              -            998         18,264          7,562
                                                    ------------   ------------   ------------   ------------   ------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $     6,774    $     1,706    $     3,806    $    24,243    $     8,112
                                                    ============   ============   ============   ============   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                       Federated Insurance Management            Scudder Variable Life
                                                            Series Sub-Accounts               Investment Fund Sub-Accounts
                                                 ------------------------------------------   ------------------------------

                                                                 For the Period Ended December 31, 1999
                                                 ---------------------------------------------------------------------------

                                                    High                           U.S.
                                                   Income                       Government
                                                    Bond           Utility      Securities
                                                   Fund II         Fund II       Fund II          Bond          Balanced
                                                 ------------   ------------   ------------   ------------   ---------------
INVESTMENT INCOME
Dividends                                        $     1,687    $     1,055    $       417    $       334    $        1,603
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                         (246)          (193)          (132)           (90)             (258)
     Administrative expense                              (28)           (22)           (14)           (10)              (30)
                                                 ------------   ------------   ------------   ------------   ---------------

        Net investment income (loss)                   1,413            840            271            234             1,315
                                                 ------------   ------------   ------------   ------------   ---------------


REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                              30,079          5,149          7,046          3,760             4,192
     Cost of investments sold                         30,345          4,878          7,082          3,834             3,670
                                                 ------------   ------------   ------------   ------------   ---------------

        Net realized gains (losses)                     (266)           271            (36)           (74)              522
                                                 ------------   ------------   ------------   ------------   ---------------

Change in unrealized gains (losses)                     (928)        (1,021)          (410)          (320)            1,006
                                                 ------------   ------------   ------------   ------------   ---------------

        Net gains (losses) on investments             (1,194)          (750)          (446)          (394)            1,528
                                                 ------------   ------------   ------------   ------------   ---------------

CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                   $       219    $        90    $      (175)   $      (160)   $        2,843
                                                 ============   ============   ============   ============   ===============


See notes to financial statements

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                              Scudder Variable Life               Strong Variable Insurance
                                                           Investment Fund Sub-Accounts           Funds, Inc. Sub-Accounts
                                                    ------------------------------------------   ---------------------------

                                                                    For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------------------

                                                     Growth and       Global                       Discovery       Growth
                                                       Income        Discovery    International    Fund II        Fund II
                                                    ------------   ------------   -------------   ------------   ------------
     INVESTMENT INCOME
     Dividends                                      $        58    $         -    $         22    $         5    $         -
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                          (13)            (2)             (8)            (1)           (16)
        Administrative expense                               (1)             -              (1)             -             (1)
                                                    ------------   ------------   -------------   ------------   ------------

           Net investment income (loss)                      44             (2)             13              4            (17)
                                                    ------------   ------------   -------------   ------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                               1,175            137          12,162            110            743
        Cost of investments sold                          1,166            127          11,978            111            667
                                                    ------------   ------------   -------------   ------------   ------------

           Net realized gains (losses)                        9             10             184             (1)            76
                                                    ------------   ------------   -------------   ------------   ------------

     Change in unrealized gains (losses)                      -            176             323             24          1,421
                                                    ------------   ------------   -------------   ------------   ------------

           Net gains (losses) on investments                  9            186             507             23          1,497
                                                    ------------   ------------   -------------   ------------   ------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $        53    $       184    $        520    $        27    $     1,480
                                                    ============   ============   =============   ============   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                      Strong       T. Rowe Price
                                                    Opportunity    International
                                                    Fund II, Inc.  Series, Inc.
                                                    Sub-Account    Sub-Account    T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                    ------------   ------------   ----------------------------------------------


                                                                    For the Period Ended December 31, 1999
                                                    ----------------------------------------------------------------------------
                                                                                        New
                                                    Opportunity     International      America         Mid-Cap         Equity
                                                      Fund II          Stock           Growth          Growth          Income
                                                    ------------    -------------   ------------    ------------    ------------
     INVESTMENT INCOME
     Dividends                                      $         7     $        15     $       68      $       29      $      151
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                           (6)             (6)            (6)            (21)            (19)
        Administrative expense                                -               -             (1)             (2)             (2)
                                                    ------------    -------------   ------------    ------------    ------------

           Net investment income (loss)                       1               9             61               6             130
                                                    ------------    -------------   ------------    ------------    ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                 110           1,087            281             241             658
        Cost of investments sold                            104           1,056            277             222             652
                                                    ------------    -------------   ------------    ------------    ------------

           Net realized gains (losses)                        6              31              4              19               6
                                                    ------------    -------------   ------------    ------------    ------------

     Change in unrealized gains (losses)                    143             176             23             431            (193)
                                                    ------------    -------------   ------------    ------------    ------------

           Net gains (losses) on investments                149             207             27             450            (187)
                                                    ------------    -------------   ------------    ------------    ------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $       150     $       216     $       88      $      456      $      (57)
                                                    ============    =============   ============    ============    ============


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                   MFS Variable Insurance Trust Sub-Accounts
                                                    ------------------------------------------------------------------------


                                                                    For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------------------

                                                       Growth                       Emerging        Total           New
                                                     with Income    Research         Growth         Return       Discovery
                                                       Series        Series          Series         Series         Series
                                                    ------------   ------------   ------------   ------------   ------------
     INVESTMENT INCOME
     Dividends                                      $         7    $         6    $         -    $        38    $        35
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                          (24)           (13)           (20)           (16)            (7)
        Administrative expense                               (2)            (1)            (2)            (1)             -
                                                    ------------   ------------   ------------   ------------   ------------

           Net investment income (loss)                     (19)            (8)           (22)            21             28
                                                    ------------   ------------   ------------   ------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                 568            554          1,260            428            699
        Cost of investments sold                            562            537          1,143            434            624
                                                    ------------   ------------   ------------   ------------   ------------

           Net realized gains (losses)                        6             17            117             (6)            75
                                                    ------------   ------------   ------------   ------------   ------------

     Change in unrealized gains (losses)                    161            297          1,542            (15)           504
                                                    ------------   ------------   ------------   ------------   ------------

           Net gains (losses) on investments                167            314          1,659            (21)           579
                                                    ------------   ------------   ------------   ------------   ------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $       148    $       306    $     1,637    $         -    $       607
                                                    ============   ============   ============   ============   ============


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                                                  Goldman Sachs Variable
                                                    STI Classic Variable Trust Sub-Accounts      Insurance Trust Sub-Accounts
                                                    -------------------------------------------  -----------------------------


                                                                     For the Period Ended December 31, 1999
                                                    --------------------------------------------------------------------------

                                                                                                      CORE
                                                      Capital       International  Value Income     Small Cap    International
                                                    Appreciation(a)   Equity (a)      Stock (a)     Equity (b)     Equity (b)
                                                    --------------- -------------  ------------    -----------    ------------
     INVESTMENT INCOME
     Dividends                                      $         18    $         -    $         5     $        -    $          5
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                            (2)             -              -              -               -
        Administrative expense                                 -              -              -              -               -
                                                    -------------   ------------   ------------    -----------    ------------

           Net investment income (loss)                       16              -              5              -               5
                                                    -------------   ------------   ------------    -----------    ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                   72              -             35              1               1
        Cost of investments sold                              78              -             39              1               1
                                                    -------------   ------------   ------------    -----------    ------------

           Net realized gains (losses)                        (6)             -             (4)             -               -
                                                    -------------   ------------   ------------    -----------    ------------

     Change in unrealized gains (losses)                      (4)             -             (8)            23               4
                                                    -------------   ------------   ------------    -----------    ------------

           Net gains (losses) on investments                 (10)             -            (12)            23               4
                                                    -------------   ------------   ------------    -----------    ------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $          6    $         -    $        (7)    $       23     $         9
                                                    =============   ============   ============    ===========    ============


     (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999
     (b) For the Period Beginning October 18, 1999 and Ended December 31, 1999


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)
                                                      J.P. Morgan
                                                    Series Trust II       Lazard Retirement Series        LSA Variable Series
                                                      Sub-Account            Trust Sub-Accounts            Trust Sub-Accounts
                                                    ---------------      ---------------------------   ---------------------------

                                                                       For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------------------------


                                                       Small           Emerging      International     Focused
                                                    Company (b)       Markets (b)     Equity (b)      Equity (b)      Balanced (b)
                                                    --------------   ------------   --------------   ------------   ---------------
     INVESTMENT INCOME
     Dividends                                      $         -       $         -    $         -     $        -     $        -
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                            -                 -              -              -              -
        Administrative expense                                -                 -              -              -              -
                                                    ---------------  ------------   --------------   ------------   ---------------

           Net investment income (loss)                       -                 -              -              -              -
                                                    ---------------  ------------   --------------   ------------   ---------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                   -                 -              -              -              -
        Cost of investments sold                              -                 -              -              -              -
                                                    ---------------  ------------   --------------   ------------   ---------------

           Net realized gains (losses)                        -                 -              -              -              -
                                                    ---------------  ------------   --------------   ------------   ---------------

     Change in unrealized gains (losses)                     24                 4              8             11              1
                                                    ---------------  ------------   --------------   ------------   ---------------

           Net gains (losses) on investments                 24                 4              8             11              1
                                                    ---------------  ------------   --------------   ------------   ---------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $        24       $         4    $         8     $       11     $         1
                                                    ===============  ============   ==============   ============   ===============


     (b)  For the Period Beginning October 18, 1999 and Ended December 31, 1999


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Morgan Stanley
($ in thousands)                                                                                                  Dean Witter
                                                                                                                   Universal
                                                                                                                  Funds Inc.
                                                             LSA Variable Series Trust Sub-Accounts              Sub-Accounts
                                                    ----------------------------------------------------------  ---------------


                                                                     For the Period Ended December 31, 1999
                                                    ---------------------------------------------------------------------------


                                                      Growth       Disciplined       Value        Emerging         Mid Cap
                                                    Equity (b)     Equity (b)     Equity (b)   Growth Equity (b)  Growth (b)
                                                    ------------   ------------   ------------ ----------------- ---------------
     INVESTMENT INCOME
     Dividends                                      $         -    $         1    $         -  $            -    $           -
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                            -              -              -               -                -
        Administrative expense                                -              -              -               -                -
                                                    ------------   ------------   ------------ ---------------  ---------------

           Net investment income (loss)                       -              1              -               -                -
                                                    ------------   ------------   ------------ ---------------  ---------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                  22              -              -               -                -
        Cost of investments sold                             21              -              -               -                -
                                                    ------------   ------------   ------------ ---------------  ---------------

           Net realized gains (losses)                        1              -              -               -                -
                                                    ------------   ------------   ------------ ---------------  ---------------

     Change in unrealized gains (losses)                     12              2              5              11                4
                                                    ------------   ------------   ------------ ---------------  ---------------

           Net gains (losses) on investments                 13              2              5              11                4
                                                    ------------   ------------   ------------ ---------------  ---------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $        13    $         3    $         5  $           11   $            4
                                                    ============   ============   ============ ===============  ===============


     (b)  For the Period Beginning October 18, 1999 and Ended December 31, 1999


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                                     PIMCO Variable
                                                                                                                       Insurance
                                                       Morgan Stanley Dean Witter             OCC Accumulation           Trust
                                                   Universal Funds, Inc. Sub-Accounts        Trust Sub-Accounts       Sub-Accounts
                                                   -----------------------------------   --------------------------- --------------


                                                                          For the Period Ended December 31, 1999
                                                   --------------------------------------------------------------------------------

                                                                                                                       StocksPLUS
                                                       Mid Cap             High                                        Growth and
                                                       Value (b)         Yield (b)       Equity (b)    Small Cap (b)    Income (b)
                                                   ----------------   ---------------   ------------   ------------   -------------
     INVESTMENT INCOME
     Dividends                                       $            3    $            -    $         -    $         -    $          3
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                                -                 -              -              -               -
        Administrative expense                                    -                 -              -              -               -
                                                   -----------------   ---------------   ------------   ------------   ------------

           Net investment income (loss)                           3                 -              -              -               3
                                                   -----------------   ---------------   ------------   ------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                       1                 -              -              -               -
        Cost of investments sold                                  1                 -              -              -               -
                                                   -----------------   ---------------   ------------   ------------   ------------

           Net realized gains (losses)                            -                 -              -              -               -
                                                   -----------------   ---------------   ------------   ------------   ------------

     Change in unrealized gains (losses)                          3                 -              -              -               -
                                                   -----------------   ---------------   ------------   ------------   ------------

           Net gains (losses) on investments                      3                 -              -              -               -
                                                   ----------------   ---------------   ------------   ------------   -------------

     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                    $            6    $            -    $         -    $         -     $         3
                                                   =================   ===============   ============   ============   ============


     (b)  For the Period Beginning October 18, 1999 and Ended December 31, 1999


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                 Salomon Brothers
                                                                                                     Variable
                                                                                                   Series Funds
                                                    PIMCO Variable Insurance Trust Sub-Accounts    Sub-Account
                                                    -------------------------------------------  ----------------


                                                              For the Period Ended December 31, 1999
                                                    ------------------------------------------------------------


                                                       Foreign     Total Return      Money
                                                      Bond (b)       Bond (b)       Market (b)     Capital (b)
                                                    ------------   ------------   -------------   ------------
     INVESTMENT INCOME
     Dividends                                      $         -    $         1    $         2     $         18
     Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                            -              -              -                -
        Administrative expense                                -              -              -                -
                                                    ------------   ------------   -------------   ------------

           Net investment income (loss)                       -              1              2               18
                                                    ------------   ------------   -------------   ------------


     REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
     Realized gains (losses) from sales of investments:
        Proceeds from sales                                   -              -            182                -
        Cost of investments sold                              -              -            182                -
                                                    ------------   ------------   -------------   ------------

           Net realized gains (losses)                        -              -              -                -
                                                    ------------   ------------   -------------   ------------

     Change in unrealized gains (losses)                      -              1              -               (8)
                                                    ------------   ------------   -------------   ------------

           Net gains (losses) on investments                  -              1              -               (8)
                                                    ------------   ------------   -------------   ------------


     CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                   $         -    $         2    $         2     $         10
                                                    ============   ============   =============   ============


     (b)  For the Period Beginning October 18, 1999 and Ended December 31, 1999


     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                   Alger American Fund Sub-Accounts
                                          -----------------------------------------------------------------------------------

                                                    Growth                 Income and Growth            Leveraged AllCap
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (a)         1999       1998 (a)         1999        1998 (a)
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $       978   $        73    $       412  $        55    $       254   $        (2)
    Net realized gains (losses)                   917            33            (25)         (14)           690           (35)
    Change in unrealized gains (losses)         3,613           912          5,172          601          5,433           306
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                5,508         1,018          5,559          642          6,377           269
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                   14,785         1,844          9,663        2,018          8,960           436
    Benefit payments                              (40)            -            (62)           -            (18)            -
    Payments on termination                    (1,027)         (169)        (1,032)         (49)          (382)           (8)
    Loans - net                                    (3)            -             (2)           -              -             -
    Contract administration charges                (3)            -             (2)           -             (1)            -
    Transfers among the sub-accounts
      and with the Fixed Account - net          4,347         3,688          3,666        2,329          4,496         1,225
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                18,059         5,363         12,231        4,298         13,055         1,653
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS          23,567         6,381         17,790        4,940         19,432         1,922

    NET ASSETS AT BEGINNING OF PERIOD           6,381             -          4,940            -          1,922             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $    29,948   $     6,381    $    22,730  $     4,940    $    21,354   $     1,922
                                          ============  ============   ============ ============   ============  ============


    (a) For the Period Beginning February 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------
($ in thousands)

                                                                                                      Janus Aspen Series
                                                     Alger American Fund Sub-Accounts                     Sub-Accounts
                                          ------------------------------------------------------   --------------------------


                                                MidCap Growth            Small Capitalization            Flexible Income
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (a)         1999       1998 (a)         1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $       463   $        79    $       353  $        50    $       806   $       463
    Net realized gains (losses)                   317          (125)           122          (73)           (33)          111
    Change in unrealized gains (losses)           973           267          1,460          190           (730)           (4)
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                1,753           221          1,935          167             43           570
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                    3,330         1,117          2,426        1,121          4,731         4,308
    Benefit payments                              (12)            -            (11)           -           (106)         (170)
    Payments on termination                      (219)          (32)          (168)         (38)        (1,049)         (303)
    Loans - net                                    (1)            -            (14)           -             (3)           (6)
    Contract administration charges                (1)            -             (1)           -             (2)           (2)
    Transfers among the sub-accounts
      and with the Fixed Account - net            332         1,247            977        1,323           (558)        1,491
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 3,429         2,332          3,209        2,406          3,013         5,318
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           5,182         2,553          5,144        2,573          3,056         5,888

    NET ASSETS AT BEGINNING OF PERIOD           2,553             -          2,573            -         11,563         5,675
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $     7,735   $     2,553    $     7,717  $     2,573    $    14,619   $    11,563
                                          ============  ============   ============ ============   ============  ============


    (a) For the Period Beginning February 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------
($ in thousands)



                                                                  Janus Aspen Series Sub-Accounts
                                          -----------------------------------------------------------------------------------


                                                   Balanced                      Growth                 Aggressive Growth
                                          --------------------------   -------------------------   --------------------------


                                             1999          1998           1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $       539   $       695    $      (504) $     2,248    $     1,070   $      (361)
    Net realized gains (losses)                 2,683           827          8,006        1,895          8,096         1,613
    Change in unrealized gains (losses)         8,490         5,778         21,736        8,921         38,961         6,673
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                               11,712         7,300         29,238       13,064         48,127         7,925
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                   20,759         7,827         25,102        8,319         12,398         2,926
    Benefit payments                             (354)         (279)          (419)        (512)          (102)          (59)
    Payments on termination                    (3,703)       (1,246)        (5,242)      (2,089)        (2,505)       (1,130)
    Loans - net                                    (8)            1            (14)          11            (10)          (13)
    Contract administration charges               (14)           (8)           (25)         (18)           (20)          (16)
    Transfers among the sub-accounts
      and with the Fixed Account - net          4,922         5,368          8,348        5,435          7,598         1,496
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                21,602        11,663         27,750       11,146         17,359         3,204
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS          33,314        18,963         56,988       24,210         65,486        11,129

    NET ASSETS AT BEGINNING OF PERIOD          35,123        16,160         56,670       32,460         33,140        22,011
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $    68,437   $    35,123    $   113,658  $    56,670    $    98,626   $    33,140
                                          ============  ============   ============ ============   ============  ============


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                             Janus Aspen Series
                                                 Sub-Accounts                 IAI Retirement Funds, Inc. Sub-Accounts
                                          --------------------------   ------------------------------------------------------


                                               Worldwide Growth                Regional                     Reserve
                                          --------------------------   -------------------------   --------------------------


                                              1999          1998           1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $    (1,258)  $     1,608    $        39  $       604    $        12   $        19
    Net realized gains (losses)                10,254         3,047            342          132             (1)           (1)
    Change in unrealized gains (losses)        48,843         9,929          1,194         (872)            (8)            5
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                               57,839        14,584          1,575         (136)             3            23
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                   23,533        12,550            302        1,052             82            53
    Benefit payments                             (481)         (418)           (27)        (327)             -            (1)
    Payments on termination                    (6,760)       (2,981)        (1,122)        (602)          (104)          (39)
    Loans - net                                   (52)           (5)             2          (13)             -             -
    Contract administration charges               (37)          (31)            (5)          (6)             -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net          1,148         5,636         (3,075)      (1,361)           (25)         (364)
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                17,351        14,751         (3,925)      (1,257)           (47)         (351)
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS          75,190        29,335         (2,350)      (1,393)           (44)         (328)

    NET ASSETS AT BEGINNING OF PERIOD          79,243        49,908         12,970       14,363            493           821
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $   154,433   $    79,243    $    10,620  $    12,970    $       449   $       493
                                          ============  ============   ============ ============   ============  ============


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                          IAI Retirement Funds, Inc.
                                                  Sub-Accounts        Fidelity Variable Insurance Products Fund II Sub-Accounts
                                          --------------------------  ---------------------------------------------------------

                                                   Balanced                    Asset Manager               Contrafund
                                          --------------------------   -------------------------   --------------------------

                                             1999          1998           1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $       133   $        34    $     1,271  $     1,759    $       916   $       865
    Net realized gains (losses)                    79            56            358          183          3,472           939
    Change in unrealized gains (losses)          (149)          151            398          399          5,798         5,713
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                   63           241          2,027        2,341         10,186         7,517
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      416           432          2,824        3,092         15,075         8,056
    Benefit payments                              (43)          (82)          (252)        (123)          (152)         (157)
    Payments on termination                      (164)         (104)        (1,358)        (769)        (2,228)       (1,176)
    Loans - net                                     -             -             (4)         (14)            (7)           (3)
    Contract administration charge                 (1)           (1)            (8)          (8)           (18)          (11)
    Transfers among the sub-accounts
      and with the Fixed Account - net           (172)          271         (1,278)       1,099          1,622         5,928
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                    36           516            (76)       3,277         14,292        12,637
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS              99           757          1,951        5,618         24,478        20,154

    NET ASSETS AT BEGINNING OF PERIOD           2,828         2,071         21,282       15,664         39,188        19,034
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $     2,927   $     2,828    $    23,233  $    21,282    $    63,666   $    39,188
                                          ============  ============   ============ ============   ============  ============


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

------------------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                          Fidelity Variable Insurance
                                         Products Fund II Sub-Accounts  Fidelity Variable Insurance Products Fund Sub-Accounts
                                         -----------------------------  ------------------------------------------------------


                                                  Index 500                   Money Market                Equity-Income
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (a)         1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $      (212)  $       (74)   $     1,706  $     1,154    $     2,808   $     2,962
    Net realized gains (losses)                   764           (33)             -            -          3,489         2,185
    Change in unrealized gains (losses)         6,222         1,684              -            -         (2,491)        1,609
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                6,774         1,577          1,706        1,154          3,806         6,756
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                   31,559         6,877         59,959       71,632         16,805        14,703
    Benefit payments                             (133)          (40)          (423)        (129)          (741)         (524)
    Payments on termination                    (2,681)         (129)        (5,955)      (2,044)        (9,566)       (4,163)
    Loans - net                                    (7)            8            (55)          (1)           (28)           15
    Contract administration charges                (7)            -             (9)          (6)           (36)          (33)
    Transfers among the sub-accounts
      and with the Fixed Account - net          8,197         7,254        (19,081)     (65,701)        (4,142)        7,859
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                36,928        13,970         34,436        3,751          2,292        17,857
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS          43,702        15,547         36,142        4,905          6,098        24,613

    NET ASSETS AT BEGINNING OF PERIOD          15,547             -         30,004       25,099         84,938        60,325
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $    59,249   $    15,547    $    66,146  $    30,004    $    91,036   $    84,938
                                          ============  ============   ============ ============   ============  ============


    (a) For the Period Beginning February 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------
($ in thousands)


                                                                                                      Federated Insurance
                                                                                                      Management Series
                                          Fidelity Variable Insurance Products Fund Sub-Accounts         Sub-Accounts
                                          ------------------------------------------------------   --------------------------


                                                   Growth                      Overseas             High Income Bond Fund II
                                          --------------------------   -------------------------   --------------------------


                                             1999          1998           1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM OPERATIONS
    Net investment income (loss)          $     5,979   $     4,656    $       550  $       990    $     1,413   $       226
    Net realized gains (losses)                 4,819         2,005          1,258          897           (266)          332
    Change in unrealized gains (losses)        13,445         9,064          6,304          288           (928)         (361)
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                               24,243        15,725          8,112        2,175            219           197
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                   17,004         6,775          1,507        1,993          3,791         6,720
    Benefit payments                             (233)         (326)          (215)        (131)          (162)         (128)
    Payments on termination                    (4,710)       (2,356)        (1,226)        (980)        (1,582)         (965)
    Loans - net                                    (6)          (10)             4           (9)            (1)           23
    Contract administration charges               (31)          (27)            (7)          (8)            (5)           (4)
    Transfers among the sub-accounts
      and with the Fixed Account - net             37         3,895         (1,648)       4,921         (1,803)        1,313
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                12,061         7,951         (1,585)       5,786            238         6,959
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS          36,304        23,676          6,527        7,961            457         7,156

    NET ASSETS AT BEGINNING OF PERIOD          61,574        37,898         22,184       14,223         18,715        11,559
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $    97,878   $    61,574    $    28,711  $    22,184    $    19,172   $    18,715
                                          ============  ============   ============ ============   ============  ============


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-------------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                                                     Scudder Variable Life
                                          Federated Insurance Management Series Sub-Accounts       Investment Fund Sub-Accounts
                                          ------------------------------------------------------   ----------------------------

                                                                            U.S. Government
                                               Utility Fund II             Securities Fund II                 Bond
                                          --------------------------   -------------------------   --------------------------


                                              1999          1998           1999         1998           1999          1998
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $       840   $       368    $       271  $       (13)   $       234   $       235
    Net realized gains (losses)                   271           338            (36)         143            (74)           30
    Change in unrealized gains (losses)        (1,021)          547           (410)         154           (320)          (19)
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                   90         1,253           (175)         284           (160)          246
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                    4,796         4,727          4,141        3,121          1,909         1,568
    Benefit payments                              (83)         (163)           (42)         (16)           (27)          (83)
    Payments on termination                    (1,513)         (296)          (620)        (262)          (666)         (230)
    Loans - net                                    (1)            -              -           (1)            (1)            6
    Contract administration charges                (5)           (3)            (2)          (1)            (2)           (2)
    Transfers among the sub-accounts
      and with the Fixed Account - net           (121)          773            775        2,097            787           467
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 3,073         5,038          4,252        4,938          2,000         1,726
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           3,163         6,291          4,077        5,222          1,840         1,972

    NET ASSETS AT BEGINNING OF PERIOD          13,281         6,990          8,070        2,848          6,044         4,072
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD           $    16,444   $    13,281    $    12,147  $     8,070    $     7,884   $     6,044
                                          ============  ============   ============ ============   ============  ============


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                         Scudder Variable Life Investment Fund Sub-Accounts
                                          -----------------------------------------------------------------------------------


                                                   Balanced                Growth and Income            Global Discover
                                          --------------------------   -------------------------   --------------------------


                                             1999          1998           1999       1998 (b)         1999        1998 (b)
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)          $     1,315    $      694     $       44    $       -     $       (2)    $       -
    Net realized gains (losses)                   522           213              9            -             10             1
    Change in unrealized gains (losses)         1,006         1,843              -            9            176             2
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                2,843         2,750             53            9            184             3
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                    5,716         3,966          1,913          182            256            21
    Benefit payments                             (151)          (77)           (12)           -              -             -
    Payments on termination                    (1,587)         (703)           (67)           -             (5)            -
    Loans - net                                    (1)           (7)             -            -              -             -
    Contract administration charges                (7)           (5)             -            -              -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net             72         1,711            166            3          1,070            (1)
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 4,042         4,885          2,000          185          1,321            20
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           6,885         7,635          2,053          194          1,505            23
                                                                                              -
    NET ASSETS AT BEGINNING OF PERIOD          17,648        10,013            194            -             23             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD            $   24,533    $   17,648     $    2,247   $      194    $     1,528    $       23
                                          ============  ============   ============ ============   ============  ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------
($ in thousands)


                                            Scudder Variable Life
                                         Investment Fund Sub-Accounts           Strong Variable Insurance Funds, Inc.
                                         ----------------------------   ------------------------------------------------------


                                                International               Discovery Fund II           Growth Fund II
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (b)         1999       1998 (b)         1999        1998 (b)
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)            $      13     $       -      $       4    $       -     $      (17)   $        -
    Net realized gains (losses)                   184             -             (1)           -             76             -
    Change in unrealized gains (losses)           323             5             24            1          1,421            20
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                  520             5             27            1          1,480            20
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      972            73            123           12          1,971           106
    Benefit payments                                -             -              -            -              -             -
    Payments on termination                        (4)            -             (5)           -            (57)           (1)
    Loans - net                                     -             -              -            -              -             -
    Contract administration charges                 -             -              -            -              -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net            (35)           30             44            3          1,927             7
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                   933           103            162           15          3,841           112
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           1,453           108            189           16          5,321           132

    NET ASSETS AT BEGINNING OF PERIOD             108             -             16            -            132             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD            $    1,561    $      108     $      205   $       16    $     5,453    $      132
                                          ============  ============   ============ ============   ============  ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                            T. Rowe Price               T. Rowe Price
                                             Strong Opportunity        International Series, Inc.     Equity Series, Inc.
                                             Fund II Sub-Account             Sub-Account                 Sub-Accounts
                                          --------------------------   -------------------------   --------------------------


                                             Opportunity Fund II          International Stock          New America Growth
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (b)         1999       1998 (b)         1999        1998 (b)
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)            $       1     $       -      $       9    $       1      $      61     $       2
    Net realized gains (losses)                     6             -             31            -              4             2
    Change in unrealized gains (losses)           143             2            176            5             23            12
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                  150             2            216            6             88            16
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      872            26            661           92            987            92
    Benefit payments                                -             -              -            -              -             -
    Payments on termination                        (9)            -            (13)           -            (11)           (1)
    Loans - net                                     -             -              -            -              -             -
    Contract administration charges                 -             -              -            -              -             -
    Transfers among the sub-accounts                                                                                       -
      and with the Fixed Account - net            221             2             24            6             55             4
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 1,084            28            672           98          1,031            95
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           1,234            30            888          104          1,119           111

    NET ASSETS AT BEGINNING OF PERIOD              30             -            104            -            111             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD            $    1,264    $       30     $      992   $      104     $    1,230    $      111
                                          ============  ============   ============ ============   ============  ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                                                     MFS Variable Insurance
                                              T. Rowe Price Equity Series, Inc. Sub-Accounts           Trust Sub-Accounts
                                          ------------------------------------------------------   --------------------------


                                                Mid-Cap Growth               Equity Income         Growth with Income Series
                                          --------------------------   -------------------------   --------------------------


                                             1999        1998 (b)         1999       1998 (b)         1999        1998 (b)
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM OPERATIONS
    Net investment income (loss)            $       6     $       8      $     130    $      11     $      (19)    $       -
    Net realized gains (losses)                    19             7              6            -              6             2
    Change in unrealized gains (losses)           431            85           (193)           6            161            24
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                  456           100            (57)          17            148            26
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                    1,708           551          1,764          346          3,127           283
    Benefit payments                                -             -              -            -              -             -
    Payments on termination                       (21)            -            (21)           -            (43)           (1)
    Loans - net                                     -             -              -            -              -             -
    Contract administration charges                 -             -              -            -              -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net            176             3            903           26            329            23
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 1,863           554          2,646          372          3,413           305
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           2,319           654          2,589          389          3,561           331

    NET ASSETS AT BEGINNING OF PERIOD             654             -            389            -            331             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD            $    2,973    $      654     $    2,978   $      389     $    3,892    $      331
                                          ============  ============   ============ ============   ============  ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                              MFS Variable Insurance Trust Sub-Accounts
                                          -----------------------------------------------------------------------------------


                                               Research Series          Emerging Growth Series        Total Return Series
                                          --------------------------   -------------------------   --------------------------


                                              1999        1998 (b)         1999       1998 (b)         1999        1998 (b)
                                          ------------  ------------   ------------ ------------   ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)            $      (8)    $       -      $     (22)   $       -      $      21     $       -
    Net realized gains (losses)                    17             -            117            -             (6)            -
    Change in unrealized gains (losses)           297            16          1,542           10            (15)            9
                                          ------------  ------------   ------------ ------------   ------------  ------------


    Change in net assets resulting from
      operations                                  306            16          1,637           10              -             9
                                          ------------  ------------   ------------ ------------   ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                    1,636           125          3,136          100          1,813           252
    Benefit payments                                -             -              -            -            (32)            -
    Payments on termination                       (26)            -            (32)           -            (51)            -
    Loans - net                                     -             -              -            -              -             -
    Contract administration charges                 -             -              -            -              -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net            142             -           (320)          (4)           312             8
                                          ------------  ------------   ------------ ------------   ------------  ------------

    Change in net assets resulting
      from capital transactions                 1,752           125          2,784           96          2,042           260
                                          ------------  ------------   ------------ ------------   ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS           2,058           141          4,421          106          2,042           269

    NET ASSETS AT BEGINNING OF PERIOD             141             -            106            -            269             -
                                          ------------  ------------   ------------ ------------   ------------  ------------

    NET ASSETS AT END OF PERIOD            $    2,199    $      141     $    4,527   $      106     $    2,311    $      269
                                          ============  ============   ============ ============   ============  ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                           MFS Variable Insurance
                                             Trust Sub-Accounts          STI Classic Variable Trust Sub-Accounts
                                          --------------------------   ------------------------------------------

                                                                         Capital      International  Value Income
                                            New Discovery Series       Appreciation     Equity          Stock
                                          --------------------------   ---------------------------   ------------


                                             1999        1998 (b)       1999 ( c)      1999 ( c)      1999 ( c)
                                          ------------  ------------   ------------   ------------   ------------
    FROM OPERATIONS
    Net investment income (loss)           $       28    $        -     $       16     $        -     $        5
    Net realized gains (losses)                    75             -             (6)             -             (4)
    Change in unrealized gains (losses)           504            14             (4)             -             (8)
                                          ------------  ------------   ------------   ------------   ------------


    Change in net assets resulting from
      operations                                  607            14              6              -             (7)
                                          ------------  ------------   ------------   ------------   ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      648            65            386              -            117
    Benefit payments                                -             -              -              -              -
    Payments on termination                       (12)            -             (4)             -              -
    Loans - net                                     -             -              -              -              -
    Contract administration charges                 -             -              -              -              -
    Transfers among the sub-accounts
      and with the Fixed Account - net            795             -            (61)             -            (20)
                                          ------------  ------------   ------------   ------------   ------------

    Change in net assets resulting
      from capital transactions                 1,431            65            321              -             97
                                          ------------  ------------   ------------   ------------   ------------

    INCREASE (DECREASE) IN NET ASSETS           2,038            79            327              -             90

    NET ASSETS AT BEGINNING OF PERIOD              79             -              -              -              -
                                          ------------  ------------   ------------   ------------   ------------

    NET ASSETS AT END OF PERIOD           $     2,117    $       79    $       327     $        -    $        90
                                          ============  ============   ============   ============   ============


    (b) For the Period Beginning August 17, 1998 and Ending December 31, 1998
    (c) For the Period Beginning May 3, 1999 and Ending December 31, 1999


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

----------------------------------------------------------------------------------------------------------------------
($ in thousands)


                                                                        J.P. Morgan
                                           Goldman Sachs Variable     Series Trust II  Lazard Retirement Series Trust
                                         Insurance Trust Sub-Accounts   Sub- Account           Sub-Accounts
                                         ----------------------------  --------------   -----------------------------

                                          CORE Small     International     Small        Emerging      International
                                          Cap Equity       Equity         Company        Markets        Equity
                                          ------------   ------------   ------------   ------------   ------------


                                           1999 (d)       1999 (d)       1999 (d)       1999 (d)       1999 (d)
                                          ------------   ------------   ------------   ------------   ------------

    FROM OPERATIONS
    Net investment income (loss)           $        -     $        5     $        -     $        -     $        -
    Net realized gains (losses)                     -              -              -              -              -
    Change in unrealized gains (losses)            23              4             24              4              8
                                          ------------   ------------   ------------   ------------   ------------


    Change in net assets resulting from
      operations                                   23              9             24              4              8
                                          ------------   ------------   ------------   ------------   ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      379            294            572            148            344
    Benefit payments                                -              -              -              -              -
    Payments on termination                         -              -              -              -              -
    Loans - net                                     -              -              -              -              -
    Contract administration charges                 -              -              -              -              -
    Transfers among the sub-accounts
      and with the Fixed Account - net             38             38              -             42              -
                                          ------------   ------------   ------------   ------------   ------------

    Change in net assets resulting
      from capital transactions                   417            332            572            190            344
                                          ------------   ------------   ------------   ------------   ------------

    INCREASE (DECREASE) IN NET ASSETS             440            341            596            194            352

    NET ASSETS AT BEGINNING OF PERIOD               -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------

    NET ASSETS AT END OF PERIOD            $      440     $      341      $     596     $      194     $      352
                                          ============   ============   ============   ============   ============


    (d) For the Period Beginning October 18, 1999 and Ending December 31, 1999


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

----------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                 LSA Variable Series Trust Sub-Accounts
                                          ----------------------------------------------------------------------------------
                                                                                                                 Emerging
                                            Focused                     Growth      Disciplined      Value        Growth
                                            Equity       Balanced       Equity        Equity        Equity        Equity
                                          ------------  ------------  ------------  ------------  ------------  ------------


                                           1999 (d)      1999 (d)      1999 (d)      1999 (d)      1999 (d)      1999 (d)
                                          ------------  ------------  ------------  ------------  ------------  ------------
    FROM OPERATIONS
    Net investment income (loss)           $        -    $        -    $        -    $        1     $       -    $        -
    Net realized gains (losses)                     -             -             1             -             -             -
    Change in unrealized gains (losses)            11             1            12             2             5            11
                                          ------------  ------------  ------------  ------------  ------------  ------------


    Change in net assets resulting from
      operations                                   11             1            13             3             5            11
                                          ------------  ------------  ------------  ------------  ------------  ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      479            77           280           142           146           322
    Benefit payments                                -             -             -             -             -             -
    Payments on termination                         -             -             -             -             -             -
    Loans - net                                     -             -             -             -             -             -
    Contract administration charges                 -             -             -             -             -             -
    Transfers among the sub-accounts
      and with the Fixed Account - net             42             -            53             -            39            42
                                          ------------  ------------  ------------  ------------  ------------  ------------

    Change in net assets resulting
      from capital transactions                   521            77           333           142           185           364
                                          ------------  ------------  ------------  ------------  ------------  ------------

    INCREASE (DECREASE) IN NET ASSETS             532            78           346           145           190           375

    NET ASSETS AT BEGINNING OF PERIOD               -             -             -             -             -             -
                                          ------------  ------------  ------------  ------------  ------------  ------------

    NET ASSETS AT END OF PERIOD            $      532    $       78    $      346    $      145    $      190    $      375
                                          ============  ============  ============  ============  ============  ============


    (d) For the Period Beginning October 18, 1999 and Ending December 31, 1999


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

--------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                 Morgan Stanley Dean Witter              OCC Accumulation Trust
                                             Universal Funds, Inc. Sub-Accounts               Sub-Accounts
                                          ------------------------------------------   ---------------------------

                                            Mid Cap        Mid Cap         High                          Small
                                            Growth          Value          Yield         Equity           Cap
                                          ------------   ------------   ------------   ------------   ------------


                                           1999 (d)       1999 (d)       1999 (d)       1999 (d)       1999 (d)
                                          ------------   ------------   ------------   ------------   ------------
    FROM OPERATIONS
    Net investment income (loss)           $        -     $        3     $        -     $        -     $        -
    Net realized gains (losses)                     -              -              -              -              -
    Change in unrealized gains (losses)             4              3              -              -              -
                                          ------------   ------------   ------------   ------------   ------------


    Change in net assets resulting from
      operations                                    4              6              -              -              -
                                          ------------   ------------   ------------   ------------   ------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                       45             29            185             61              -
    Benefit payments                                -              -              -              -              -
    Payments on termination                         -              -              -              -              -
    Loans - net                                     -              -              -              -              -
    Contract administration charges                 -              -              -              -              -
    Transfers among the sub-accounts
      and with the Fixed Account - net             42             38              -              -              -
                                          ------------   ------------   ------------   ------------   ------------

    Change in net assets resulting
      from capital transactions                    87             67            185             61              -
                                          ------------   ------------   ------------   ------------   ------------

    INCREASE (DECREASE) IN NET ASSETS              91             73            185             61              -

    NET ASSETS AT BEGINNING OF PERIOD               -              -              -              -              -
                                          ------------   ------------   ------------   ------------   ------------

    NET ASSETS AT END OF PERIOD            $       91     $       73     $      185     $       61     $        -
                                          ============   ============   ============   ============   ============


    (d) For the Period Beginning October 18, 1999 and Ending December 31, 1999


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31

--------------------------------------------------------------------------------------------------------------------------

($ in thousands)


                                                                                                          Salomon
                                                                                                          Brothers
                                                                                                       Variable Series
                                                 PIMCO Variable Insurance Trust Sub-Accounts          Funds Sub-Account
                                          ---------------------------------------------------------   -----------------
                                          StocksPLUS
                                            Growth         Foreign      Total Return      Money
                                          and Income        Bond           Bond          Market           Capital
                                          ------------   ------------   ------------   ------------   -----------------


                                           1999 (d)       1999 (d)       1999 (d)       1999 (d)          1999 (d)
                                          ------------   ------------   ------------   ------------   -----------------
    FROM OPERATIONS
    Net investment income (loss)            $       3      $       -     $        1     $        2       $          18
    Net realized gains (losses)                     -              -              -              -                   -
    Change in unrealized gains (losses)             -              -              1              -                  (8)
                                          ------------   ------------   ------------   ------------   -----------------


    Change in net assets resulting from
      operations                                    3              -              2              2                  10
                                          ------------   ------------   ------------   ------------   -----------------

    FROM CAPITAL TRANSACTIONS
    Deposits                                      146            182            550            938                 558
    Benefit payments                                -              -              -              -                   -
    Payments on termination                         -              -              -              -                   -
    Loans - net                                     -              -              -              -                   -
    Contract administration charges                 -              -              -              -                   -
    Transfers among the sub-accounts
      and with the Fixed Account - net              -              -              -           (374)                  -
                                          ------------   ------------   ------------   ------------   -----------------

    Change in net assets resulting
      from capital transactions                   146            182            550            564                 558
                                          ------------   ------------   ------------   ------------   -----------------

    INCREASE (DECREASE) IN NET ASSETS             149            182            552            566                 568

    NET ASSETS AT BEGINNING OF PERIOD               -              -              -              -                   -
                                          ------------   ------------   ------------   ------------   -----------------

    NET ASSETS AT END OF PERIOD            $      149     $      182     $      552    $       566       $         568
                                          ============   ============   ============   ============   =================


    (d) For the Period Beginning October 18, 1999 and Ending December 31, 1999


    See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

    Lincoln Benefit sells four variable annuity contracts, Investor's Select, Consultant I, Consultant II and Premier Planner, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ALGER AMERICAN FUND                               SCUDDER VARIABLE LIFE INVESTMENT FUND
  Growth                                            Bond
  Income and Growth                                 Balanced
  Leveraged AllCap                                  Growth and Income
  MidCap Growth                                     Global Discovery
  Small Capitalization                              International
JANUS ASPEN SERIES                                STRONG VARIABLE INSURANCE FUNDS, INC.
  Flexible Income                                   Discovery Fund II
  Balanced                                          Growth Fund II
  Growth                                          STRONG OPPORTUNITY FUND II, INC.
  Agressive Growth                                  Opportunity Fund, II
  Worldwide Growth                                T. ROWE PRICE EQUITY SERIES, INC.
IAI RETIREMENT FUNDS, INC.                          New America Growth
  Regional                                          Mid-Cap Growth
  Reserve                                           Equity Income
  Balanced                                        MFS VARIABLE INSURANCE TRUST
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II        Growth with Income Series
  Asset Manager                                     Research Series
  Contrafund                                        Emerging Growth Series
  Index 500                                         Total Return Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUND           New Discovery Series
  Money Market                                    STI CLASSIC VARIABLE TRUST
  Equity-Income                                     Capital Appreciation
  Growth                                            International Equity
  Overseas                                          Value Income Stock
FEDERATED INSURANCE MANAGEMENT SERIES             GOLDMAN SACHS VARIABLE INSURANCE TRUST
  High Income Bond Fund II                          CORE Small Cap Equity
  Utility Fund II                                   International Equity
  U.S. Government Securities Fund II


                                  36

J.P. MORGAN SERIES TRUST II                       MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
  Small Company                                     Mid Cap Growth
LAZARD RETIREMENT SERIES TRUST                      Mid Cap Value
  Emerging Markets                                  High Yield
  International Equity                            OCC ACCUMULATION TRUST
LSA VARIABLE SERIES TRUST                           Equity
  Focused Equity                                    Small Cap
  Balanced                                        PIMCO VARIABLE INSURANCE TRUST
  Growth Equity                                     StocksPLUS Growth and Income
  Disciplined Equity                                Foreign Bond
  Value Equity                                      Total Return Bond
  Emerging Growth Equity                            Money Market
                                                  SALOMON BROTHERS VARIABLE SERIES FUNDS
                                                    Capital

    Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

    The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), wholly-owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.


 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

    ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select. The rate is .10% for Consultant I, Consultant II and Premier Planner.

    CONTRACT MAINTENANCE CHARGE - Lincoln Benefit deducts an annual maintenance charge on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more or if all of the deposits are allocated to the Fixed Account on a contract anniversary.

    MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract, Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4. UNITS ISSUED AND REDEEMED

(Units in whole amounts)

                                                                     INVESTOR'S SELECT CONTRACTS

                                                                      Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Alger American Fund
  Sub-Accounts:
     Growth                                        392,390     6,002,550    (5,718,562)          676,378          $ 18.02
     Income and Growth                             333,125       550,512      (302,093)          581,544            17.63
     Leveraged AllCap                              106,760       555,942      (332,633)          330,069            25.57
     MidCap Growth                                 196,031       370,716      (308,909)          257,838            15.83
     Small Capitalization                          217,169       518,752      (402,596)          333,325            15.58

Investments in Janus Aspen Series
  Sub-Accounts:
     Flexible Income                               708,089       326,464      (286,391)          748,162            15.06
     Balanced                                    1,570,637       663,588      (508,392)        1,725,833            27.11
     Growth                                      2,335,027     1,742,931    (1,599,532)        2,478,426            33.95
     Aggressive Growth                           1,444,800     1,227,253    (1,140,414)        1,531,639            50.75
     Worldwide Growth                            3,269,577       920,886      (967,643)        3,222,820            38.39

Investments in IAI Retirement Funds,
  Inc. Sub-Accounts:
     Regional                                      760,302        47,259      (273,929)          533,632            19.90
     Reserve                                        42,468        12,487       (16,479)           38,476            11.66
     Balanced                                      177,759        54,290       (51,955)          180,094            16.25

Investments in Fidelity Variable
  Insurance Products Fund II Sub-Accounts:
     Asset Manager                               1,315,223       129,475      (291,133)        1,153,565            17.52
     Contrafund                                  2,198,114     1,870,098    (1,774,064)        2,294,148            21.43
     Index 500                                   1,052,148     1,225,553      (545,507)        1,732,194            14.28

Investments in Fidelity Variable Insurance
   Products Fund Sub-Accounts:
     Money Market                                2,320,956    18,002,716   (17,113,223)        3,210,449            12.50
     Equity-Income                               3,906,757       900,209    (1,384,922)        3,422,044            22.51
     Growth                                      2,486,678       931,649      (951,342)        2,466,985            33.33
     Overseas                                    1,489,209     2,328,934    (2,482,162)        1,335,981            20.14

Investments in Federated Insurance
  Management Series Sub-Accounts:
     High Income Bond Fund II                    1,245,268       983,715    (1,141,896)        1,087,087            14.58
     Utility Fund II                               687,133       154,219      (202,228)          639,124            18.01
     U.S. Government Securities Fund II            582,790       483,173      (427,744)          638,219            12.36

Investments in Scudder Variable Life
  Investment Fund Sub-Accounts:
     Bond                                          461,863       293,631      (252,503)          502,991            12.10
     Balanced                                      895,255       170,887      (182,388)          883,754            22.11

(Units in whole amounts)

                                                                          CONSULTANT I CONTRACTS

                                                                       Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Alger American Fund
  Sub-Accounts:
    Growth                                          51,133     1,059,132      (486,056)         624,209           $ 15.75
    Income and Growth                               24,310       423,298       (45,269)         402,339             16.17
    Leveraged AllCap                                16,931       303,752       (44,392)         276,291             22.52
    MidCap Growth                                    1,813       143,233       (11,635)         133,411             15.10
    Small Capitalization                             5,133       205,005      (133,060)          77,078             16.02

Investments in Janus Aspen Series
  Sub-Accounts:
    Flexible Income                                 52,969       273,188      (129,138)         197,019             10.29
    Balanced                                        39,593       735,330       (52,865)         722,058             14.63
    Growth                                          35,519     1,009,911      (117,961)         927,469             16.86
    Aggressive Growth                                4,895       541,162      (105,358)         440,699             27.32
    Worldwide Growth                                64,108     1,541,466      (674,030)         931,544             17.35

Investments in Fidelity Variable Insurance
  Products Fund II Sub-Accounts:
    Asset Manager                                   12,172       158,904       (16,635)         154,441             11.85
    Contrafund                                      28,065       565,361       (44,459)         548,967             14.06
    Index 500                                       67,638     1,031,615      (115,761)         983,492             13.52

Investments in Fidelity Variable Insurance
  Products Fund Sub-Accounts:
    Money Market                                    69,742     7,175,630    (5,793,520)       1,451,852             10.54
    Equity-Income                                   39,303       674,691       (97,225)         616,769             11.37
    Growth                                          13,317     1,192,603      (664,594)         541,326             15.78
    Overseas                                        77,591     2,536,251    (2,587,582)          26,260             14.79

Investments in Federated Insurance
  Management Series Sub-Accounts:
    High Income Bond Fund  II                       47,674     1,448,443    (1,299,545)         196,572              9.95
    Utility Fund II                                 35,130       278,621      (115,714)         198,037             11.18
    U.S. Government Securities Fund II              36,743       210,721       (71,671)         175,793             10.08

Investments in Scudder Variable Life
  Investment Fund Sub-Accounts:
    Bond                                            24,670       133,736       (35,313)         123,093              9.97
    Balanced                                         9,569       221,138       (10,437)         220,270             12.57
    Growth and Income                                8,690       146,794       (16,538)         138,946             11.02
    Global Discovery                                 1,630        52,406        (7,945)          46,091             17.65
    International                                      181        59,807        (3,701)          56,287             15.84

Investments in Strong Variable Insurance
  Funds, Inc. Sub-Accounts:
    Discovery Fund II                                  226         4,991          (106)           5,111             11.46
    Growth Fund II                                   8,510       183,532       (27,835)         164,207             21.40

Investment in Strong Opportunity Fund II,
  Inc. Sub-Accounts:
    Opportunity Fund II                                603        47,441        (1,889)          46,155             14.57

Investment in T. Rowe Price International
  Series, Inc. Sub-Account:
    International Stock                              2,401        94,148       (73,680)          22,869             14.19

Investments in T. Rowe Price Equity Series,
   Inc. Sub-Accounts:
    New America Growth                               4,126        60,755        (7,750)          57,131             12.52
    Mid-Cap Growth                                   7,608        96,327       (18,078)          85,857             14.06
    Equity Income                                   14,739       145,909       (32,626)         128,022             11.05

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
    Growth with Income Series                       10,591       139,326       (16,796)         133,121             11.80
    Research Series                                  8,940        75,965        (9,058)          75,847             13.57
    Emerging Growth Series                           5,861       175,923       (67,100)         114,684             20.50
    Total Return Series                             11,410       128,554       (21,724)         118,240             10.80
    New Discovery Series                               842        81,612       (27,180)          55,274             19.44

Investments in STI Classic Variable Trust
  Sub-Accounts:
    Capital Appreciation                                 -        28,361        (7,934)          20,427             10.08
    International Equity                                 -            21             -               21             10.51
    Value Income Stock                                   -         8,623           (13)           8,610              8.64

(Units in whole amounts)

                                                        CONSULTANT I CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER

                                                                       Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Alger American Fund
  Sub-Accounts:
    Growth                                          15,244       245,482        (29,466)         231,260          $ 15.71
    Income and Growth                               20,131       268,049        (39,993)         248,187            16.13
    Leveraged AllCap                                 4,249       102,071         (9,129)          97,191            22.46
    MidCap Growth                                    8,615        72,892        (41,812)          39,695            15.06
    Small Capitalization                             2,569        44,376        (13,831)          33,114            15.98

Investments in Janus Aspen Series
  Sub-Accounts:
    Flexible Income                                  7,491        98,234        (54,843)          50,882            10.26
    Balanced                                        18,636       451,377        (48,802)         421,211            14.59
    Growth                                          14,182       348,822        (24,833)         338,171            16.81
    Aggressive Growth                                4,799       113,650        (13,174)         105,275            27.24
    Worldwide Growth                                60,930       413,563        (63,356)         411,137            17.30

Investments in Fidelity Variable Insurance
  Products Fund II Sub-Accounts:
    Asset Manager                                    7,062        62,668         (3,564)          66,166            11.82
    Contrafund                                      22,847       255,791        (16,522)         262,116            14.02
    Index 500                                      136,539       623,048        (73,439)         686,148            13.49

Investments in Fidelity Variable Insurance
   Products Fund Sub-Accounts:
    Money Market                                    53,103       883,613       (501,594)         435,122            10.51
    Equity-Income                                   19,830       398,938        (43,422)         375,346            11.34
    Growth                                          11,279       212,272        (14,652)         208,899            15.73
    Overseas                                         2,466        41,502        (25,970)          17,998            14.75

Investments in Federated Insurance
  Management Series Sub-Accounts:
    High Income Bond Fund  II                        7,379        70,206        (13,231)          64,354             9.92
    Utility Fund II                                 23,112       143,038        (16,583)         149,567            11.15
    U.S. Government Securities Fund II              10,599       128,229        (48,573)          90,255            10.05

Investments in Scudder Variable Life
  Investment Fund Sub-Accounts:
    Bond                                             2,343        39,717        (14,122)          27,938             9.94
    Balanced                                         4,128       126,862        (19,781)         111,209            12.54
    Growth and Income                                1,708        49,450        (13,294)          37,864            10.99
    Global Discovery                                     -        10,602           (300)          10,302            17.60
    International                                    5,932        18,393         (2,810)          21,515            15.80

Investments in Strong Variable Insurance
  Funds, Inc. Sub-Accounts:
    Discovery Fund II                                1,200        17,940        (10,008)           9,132            11.42
    Growth Fund II                                   3,091        35,809         (2,633)          36,267            21.35

Investment in Strong Opportunity Fund II,
   Inc. Sub-Account:
    Opportunity Fund II                              1,370        25,444         (1,969)          24,845            14.53

Investment in T. Rowe Price International
  Series, Inc. Sub-Account:
    International Stock                              5,160        38,503        (16,000)          27,663            14.15

Investments in T. Rowe Price Equity Series,
   Inc. Sub-Accounts:
    New America Growth                               4,213        26,337         (9,045)          21,505            12.49
    Mid-Cap Growth                                  43,441        59,264         (6,383)          96,322            14.02
    Equity Income                                   13,978        82,443        (19,683)          76,738            11.02

Investments in MFS Variable Insurance Trust
   Sub-Accounts:
    Growth with Income Series                        8,633       120,593        (17,632)         111,594            11.76
    Research Series                                  2,305        66,807        (30,091)          39,021            13.53
    Emerging Growth Series                              91        33,464         (2,675)          30,880            20.45
    Total Return Series                              8,539        38,611         (4,112)          43,038            10.77
    New Discovery Series                             2,858        26,179         (7,423)          21,614            19.39

Investments in STI Classic Variable Trust
   Sub-Accounts:
    Capital Appreciation                                 -         4,701            (35)           4,666            10.06
    International Equity                                 -             -              -                -            10.50
    Value Income Stock                                   -         1,411           (746)             665             8.63

(Units in whole amounts)

                                                  CONSULTANT I CONTRACTS WITH ENHANCED DEATH AND INCOME BENEFIT RIDER

                                                                      Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Alger American Fund
  Sub-Accounts:
    Growth                                        4,543       161,862         (3,056)         163,349           $ 15.67
    Income and Growth                               287        68,815         (8,959)          60,143             16.08
    Leveraged AllCap                                273       131,675        (11,992)         119,956             22.40
    MidCap Growth                                   266        33,434         (4,491)          29,209             15.02
    Small Capitalization                          2,840        35,280         (9,640)          28,480             15.93

Investments in Janus Aspen Series
  Sub-Accounts:
    Flexible Income                               9,165        23,329         (5,277)          27,217             10.23
    Balanced                                     11,145       122,308         (5,397)         128,056             14.55
    Growth                                        7,219       256,598         (5,762)         258,055             16.77
    Aggressive Growth                               788       106,619         (9,082)          98,325             27.17
    Worldwide Growth                             10,553       191,354         (8,849)         193,058             17.26

Investments in Fidelity Variable Insurance
  Products Fund II Sub-Accounts:
    Asset Manager                                   292        23,385         (5,957)          17,720             11.79
    Contrafund                                    5,053       107,628         (4,944)         107,737             13.98
    Index 500                                    18,374       622,900        (17,445)         623,829             13.45

Investments in Fidelity Variable Insurance
   Products Fund Sub-Accounts:
    Money Market                                 27,065       464,579       (215,322)         276,322             10.48
    Equity-Income                                 4,535       135,006        (34,245)         105,296             11.31
    Growth                                        2,503       139,853         (5,055)         137,301             15.69
    Overseas                                          -         9,774           (196)           9,578             14.71

Investments in Federated Insurance Management
   Series Sub-Accounts:
    High Income Bond Fund  II                    10,770        33,784        (10,910)          33,644              9.89
    Utility Fund II                               7,862        20,326         (3,257)          24,931             11.12
    U.S. Government Securities Fund II            9,297        76,039        (20,525)          64,811             10.02

Investments in Scudder Variable Life
  Investment Fund Sub-Accounts:
    Bond                                          2,883        10,736         (2,827)          10,792              9.91
    Balanced                                      4,684        31,940         (8,646)          27,978             12.50
    Growth and Income                               702        76,672        (61,484)          15,890             10.96
    Global Discovery                                203        13,527            (44)          13,686             17.55
    International                                 2,877        10,052         (3,312)           9,617             15.75

Investments in Strong Variable Insurance
   Funds, Inc. Sub-Accounts:
    Discovery Fund II                                 -           600             (2)             598             11.39
    Growth Fund II                                    -        17,201         (4,543)          12,658             21.29

Investment in Strong Opportunity Fund II,
  Inc. Sub-Account:
    Opportunity Fund II                             191         7,833           (178)           7,846             14.49

Investment in T. Rowe Price International
   Series, Inc. Sub-Account:
    International Stock                               -         8,861         (3,849)           5,012             14.11

Investments in T. Rowe Price Equity Series,
  Inc. Sub-Accounts:
    New America Growth                                -         8,315         (1,731)           6,584             12.46
    Mid-Cap Growth                                    -        13,483           (708)          12,775             13.98
    Equity Income                                   687        33,597         (2,590)          31,694             10.99

Investments in MFS Variable Insurance Trust
   Sub-Accounts:
    Growth with Income Series                     3,420        58,505         (9,529)          52,396             11.73
    Research Series                               1,499        35,833         (7,737)          29,595             13.49
    Emerging Growth Series                          733        68,253         (6,339)          62,647             20.39
    Total Return Series                           3,925        36,067        (12,527)          27,465             10.74
    New Discovery Series                              -        11,657         (6,823)           4,834             19.34

Investments in STI Classic Variable Trust
   Sub-Accounts:
    Capital Appreciation                              -           354             (1)             353             10.05
    International Equity                              -             -              -                -             10.48
    Value Income Stock                                -             -              -                -              8.61

(Units in whole amounts)

                                                                        CONSULTANT II CONTRACTS

                                                                       Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Alger American Fund
  Sub-Accounts:
     Growth                                        14,614       131,274       (35,561)          110,327          $ 15.72
     Income and Growth                             21,210        65,484       (24,879)           61,815            16.14
     Leveraged AllCap                               7,257       167,697       (93,992)           80,962            22.48
     MidCap Growth                                  3,707        44,662        (8,303)           40,066            15.07
     Small Capitalization                           5,492       327,285      (313,575)           19,202            15.99

Investments in Janus Aspen Series
  Sub-Accounts:
     Flexible Income                               20,382        64,048       (33,178)           51,252            10.27
     Balanced                                      20,840       209,820       (20,076)          210,584            14.60
     Growth                                        14,330       248,178       (32,190)          230,318            16.83
     Aggressive Growth                              1,708       140,780       (20,936)          121,552            27.26
     Worldwide Growth                              37,205       430,854      (231,118)          236,941            17.32

Investments in Fidelity Variable Insurance
  Products Fund II Sub-Accounts:
     Asset Manager                                  2,962        14,974        (1,296)           16,640            11.83
     Contrafund                                     9,371       127,836       (22,626)          114,581            14.03
     Index 500                                     33,281       301,217       (69,856)          264,642            13.49

Investments in Fidelity Variable Insurance
  Products Fund Sub-Accounts:
     Money Market                                  50,763     2,926,324    (2,668,087)          309,000            10.52
     Equity-Income                                 36,057       152,664       (51,771)          136,950            11.35
     Growth                                         8,616       108,493       (11,472)          105,637            15.75
     Overseas                                       1,800       492,539      (425,913)           68,426            14.76

Investments in Federated Insurance
   Management Series Sub-Accounts:
     High Income Bond Fund  II                      6,794        79,303       (46,460)           39,637             9.93
     Utility Fund II                               18,262        60,836        (9,857)           69,241            11.16
     U.S. Government Securities Fund II            13,480       112,549       (33,724)           92,305            10.06

Investments in Scudder Variable Life
  Investment Fund Sub-Accounts:
     Bond                                           1,861        33,218       (16,280)           18,799             9.95
     Balanced                                       3,482        42,252        (7,601)           38,133            12.55
     Growth and Income                              7,306        19,949       (15,869)           11,386            11.00
     Global Discovery                                 313        18,826        (2,471)           16,668            17.61
     International                                  1,422     1,009,190      (999,355)           11,257            15.81

Investments in Strong Variable Insurance
  Funds, Inc. Sub-Accounts:
     Discovery Fund II                                  -         4,310        (1,221)            3,089            11.43
     Growth Fund II                                     -        56,013       (14,129)           41,884            21.36

Investment in Strong Opportunity Fund II,
  Inc. Sub-Accounts:
     Opportunity Fund II                              551        12,128        (4,616)            8,063            14.54

Investment in T. Rowe Price International
   Series, Inc. Sub-Account:
     International Stock                            2,055        12,684          (349)           14,390            14.16

Investments in T. Rowe Price Equity Series,
  Inc. Sub-Accounts:
     New America Growth                             1,518        18,037        (6,423)           13,132            12.50
     Mid-Cap Growth                                 5,872        13,829        (2,848)           16,853            14.03
     Equity Income                                  6,696        31,729        (4,998)           33,427            11.02

Investments in MFS Variable Insurance Trust
  Sub-Accounts:
     Growth with Income Series                      6,884        33,729        (7,209)           33,404            11.77
     Research Series                                    -        18,660          (776)           17,884            13.54
     Emerging Growth Series                         2,345        25,348       (14,697)           12,996            20.46
     Total Return Series                            1,529        27,943        (3,991)           25,481            10.78
     New Discovery Series                           3,242        32,920        (8,889)           27,273            19.40

Investments in STI Classic Variable Trust
   Sub-Accounts:
     Capital Appreciation                               -         7,060           (45)            7,015            10.07
     International Equity                               -             -             -                 -            10.50
     Value Income Stock                                 -         1,207            (5)            1,202             8.63

(Units in whole amounts)

                                                                           PREMIER PLANNER CONTRACTS

                                                                          Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
     CORE Small Cap Equity                              -        32,509           (10)           32,499          $ 12.19
     International Equity                               -        22,158            (6)           22,152            12.29

Investments in J.P. Morgan Series Trust II
  Sub-Account:
     Small Company                                      -        42,578           (11)           42,567            14.01

Investments in Lazard Retirement Series, Inc.
  Sub-Accounts:
     Emerging Markets                                   -        11,806            (3)           11,803            13.27
     International Equity                               -        27,215            (8)           27,207            11.25

Investments in LSA Variable Series Trust
  Sub-Accounts:
     Focused Equity                                     -        34,239           (11)           34,228            12.49
     Balanced                                           -           386             -               386            10.40
     Growth Equity                                      -         5,186        (1,792)            3,394            12.22
     Disciplined Equity                                 -           684             -               684            11.49
     Value Equity                                       -            32             -                32            11.03
     Emerging Growth Equity                             -        16,196            (5)           16,191            17.48

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc Sub-Accounts:
     Mid Cap Growth                                     -           409             -               409            13.80
     Mid Cap Value                                      -             -             -                 -            12.06
     High Yield                                         -        17,873            (5)           17,868            10.37

Investments in OCC Accumulation Trust
   Sub-Accounts:
     Equity                                             -             -             -                 -            10.62
     Small Cap                                          -             -             -                 -            10.65

Investments in PIMCO Variable Insurance
   Trust Sub-Accounts:
     StocksPLUS Growth and Income                       -            21             -                21            11.64
     Foreign Bond                                       -        17,752            (5)           17,747            10.29
     Total Return Bond                                  -        54,524           (15)           54,509            10.13
     Money Market                                       -        45,793           (16)           45,777            10.07

Investments in Salomon Brothers Variable
  Series Funds Sub-Account:
     Capital                                            -        49,271           (15)           49,256            11.54

(Units in whole amounts)

                                                       PREMIER PLANNER CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER

                                                                        Unit activity during 1999:
                                           ----------------------------------------------------------------------------------
                                                                                                              Accumulation
                                           Units Outstanding    Units         Units      Units Outstanding     Unit Value
                                           December 31, 1998    Issued       Redeemed    December 31, 1999  December 31, 1999
                                           ----------------  ------------  ------------  ----------------  ------------------
Investments in Goldman Sachs Variable
  Insurance Trust Sub-Accounts:
     CORE Small Cap Equity                              -         3,676            (72)           3,604          $ 12.19
     International Equity                               -         5,694            (73)           5,621            12.29

Investments in J.P. Morgan Series Trust II
   Sub-Account:
     Small Company                                      -             -              -                -            14.00

Investments in Lazard Retirement Series,
  Inc. Sub-Accounts:
     Emerging Markets                                   -         2,809              -            2,809            13.26
     International Equity                               -         4,067             (3)           4,064            11.24

Investments in LSA Variable Series Trust
   Sub-Accounts:
     Focused Equity                                     -         8,361             (2)           8,359            12.48
     Balanced                                           -         7,128             (2)           7,126            10.40
     Growth Equity                                      -        24,922            (20)          24,902            12.21
     Disciplined Equity                                 -        11,939             (4)          11,935            11.48
     Value Equity                                       -        17,200            (17)          17,183            11.03
     Emerging Growth Equity                             -         5,260             (1)           5,259            17.47

Investments in Morgan Stanley Dean Witter
  Universal Funds, Inc Sub-Accounts:
     Mid Cap Growth                                     -         6,218             (2)           6,216            13.80
     Mid Cap Value                                      -         6,147           (126)           6,021            12.05
     High Yield                                         -             -              -                -            10.36

Investments in OCC Accumulation Trust
  Sub-Accounts:
     Equity                                             -         5,787             (3)           5,784            10.62
     Small Cap                                          -             -              -                -            10.65

Investments in PIMCO Variable Insurance
  Trust Sub-Accounts:
     StocksPLUS Growth and Income                       -        12,781             (5)          12,776            11.64
     Foreign Bond                                       -             -              -                -            10.28
     Total Return Bond                                  -           224              -              224            10.13
     Money Market                                       -        28,719        (18,369)          10,350            10.07

Investments in Salomon Brothers Variable
  Series Funds Sub-Account:
     Capital                                            -             -              -                -            11.53